NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
7,647 shares (cost $89,892)	$86,565
VP Inflation Protection Fund - Class I (ACVIP1)
92,782 shares (cost $982,369)	924,110
Global Allocation V.I. Fund - Class I (BRVGA1)
60,005 shares (cost $1,011,810)	905,478
Global Allocation V.I. Fund - Class II (MLVGA2)
271,468 shares (cost $4,441,156)	4,082,880
VIP Small Cap Value Series: Service Class (DWVSVS)
4,418 shares (cost $157,847)	148,359
VA Global Bond Portfolio (DFVGB)
5,788 shares (cost $62,367)	61,697
VA International Small Portfolio (DFVIS)
3,344 shares (cost $38,288)	37,019
VA International Value Portfolio (DFVIV)
5,179 shares (cost $62,715)	54,642
VA Short-Term Fixed Portfolio (DFVSTF)
1,050 shares (cost $10,722)	10,681
VA U.S. Large Value Portfolio (DFVULV)
14,837 shares (cost $333,230)	306,539
VA U.S. Targeted Value Portfolio (DFVUTV)
4,090 shares (cost $71,698)	64,781
Stock Index Fund, Inc. - Initial Shares (DSIF)
115,565 shares (cost $4,144,199)	5,017,822
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
15,354 shares (cost $247,699)	224,788
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
6,662 shares (cost $50,372)	45,303
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
40,108 shares (cost $738,849)	655,368
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,641 shares (cost $18,876)	17,857
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
180,369 shares (cost $786,302)	970,384
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
78,289 shares (cost $932,613)	798,550
Forty Portfolio: Service Shares (JACAS)
59,740 shares (cost $2,195,536)	2,095,684
Global Technology Portfolio: Service Shares (JAGTS)
240,273 shares (cost $1,912,065)	1,862,116
Overseas Portfolio: Service Shares (JAIGS)
99,323 shares (cost $3,511,615)	2,765,149
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
52,783 shares (cost $926,658)	864,586
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
12,674 shares (cost $283,260)	284,648
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
34,334 shares (cost $613,872)	531,828
Value Series - Initial Class (MVFIC)
397,812 shares (cost $6,194,723)	7,315,768
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
103,745 shares (cost $2,257,458)	2,295,867

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Core Plus Fixed Income Portfolio - Class I (MSVFI)
41,336 shares (cost $431,685)	423,698
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
1,181 shares (cost $12,636)	11,903
NVIT Investor Destinations Managed Growth Class I (IDPG)
288 shares (cost $3,019)	2,888
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
3,432 shares (cost $36,512)	33,775
NVIT Cardinal Managed Growth Class I (NCPG)
6,700 shares (cost $70,802)	65,529
NVIT Bond Index Fund Class I (NVBX)
6,709 shares (cost $72,134)	69,577
NVIT International Index Fund Class I (NVIX)
12,423 shares (cost $118,252)	108,079
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
351,982 shares (cost $5,472,580)	5,424,049
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
189,139 shares (cost $3,883,576)	4,463,680
American Funds NVIT Bond Fund - Class II (GVABD2)
67,153 shares (cost $754,450)	761,520
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
94,184 shares (cost $2,472,734)	2,776,556
American Funds NVIT Growth Fund - Class II (GVAGR2)
50,162 shares (cost $3,036,678)	4,329,510
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
25,354 shares (cost $1,036,502)	1,389,654
Federated NVIT High Income Bond Fund - Class I (HIBF)
249,845 shares (cost $1,712,134)	1,511,564
NVIT Emerging Markets Fund - Class I (GEM)
214,883 shares (cost $2,438,230)	1,968,330
NVIT International Equity Fund - Class I (GIG)
49,304 shares (cost $528,234)	470,363
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
41,658 shares (cost $338,084)	394,501
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
120,897 shares (cost $1,161,417)	1,094,117
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
254,471 shares (cost $2,734,020)	3,404,822
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
380,908 shares (cost $3,821,390)	3,641,484
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
152,895 shares (cost $1,688,094)	1,680,317
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
316,826 shares (cost $3,615,030)	3,402,713
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
61,030 shares (cost $653,391)	612,128
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
713,868 shares (cost $7,793,219)	7,759,747
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,551,428 shares (cost $16,139,989)	14,785,107
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
60,504 shares (cost $667,437)	642,554
NVIT Core Bond Fund - Class I (NVCBD1)
68,745 shares (cost $751,717)	719,070
NVIT Core Plus Bond Fund - Class I (NVLCP1)
23,737 shares (cost $271,709)	263,719

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Nationwide Fund - Class I (TRF)
181,921 shares (cost $1,570,675)	2,650,586
NVIT Government Bond Fund - Class I (GBF)
271,386 shares (cost $3,144,511)	2,947,248
American Century NVIT Growth Fund - Class I (CAF)
15,697 shares (cost $316,635)	318,651
NVIT International Index Fund - Class II (GVIX2)
69,864 shares (cost $678,666)	607,116
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
671,177 shares (cost $6,575,663)	8,463,541
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
57,828 shares (cost $817,516)	858,164
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
24,751 shares (cost $401,144)	415,317
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
93,413 shares (cost $980,699)	926,661
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,067,507 shares (cost $21,561,141)	25,926,537
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,228,058 shares (cost $34,472,378)	42,900,892
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
123,669 shares (cost $1,337,896)	1,370,254
NVIT Mid Cap Index Fund - Class I (MCIF)
143,306 shares (cost $3,170,265)	3,217,215
NVIT Money Market Fund - Class I (SAM)
6,671,372 shares (cost $6,671,372)	6,671,372
NVIT Money Market Fund - Class V (SAM5)
880,234 shares (cost $880,234)	880,234
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
221,054 shares (cost $2,618,661)	2,268,016
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
121,360 shares (cost $1,343,019)	1,145,641
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
365,198 shares (cost $3,964,532)	4,608,803
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
172,394 shares (cost $1,813,078)	1,717,047
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
303,012 shares (cost $3,371,005)	3,257,380
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2,055 shares (cost $22,826)	20,614
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
302,203 shares (cost $3,311,057)	3,040,167
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
62,120 shares (cost $1,254,803)	1,140,524
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
81,622 shares (cost $1,092,112)	1,075,781
NVIT Multi-Manager Small Company Fund - Class I (SCF)
95,792 shares (cost $1,794,386)	1,972,363
NVIT Multi-Sector Bond Fund - Class I (MSBF)
276,889 shares (cost $2,487,897)	2,403,398
NVIT Short Term Bond Fund - Class I (NVSTB1)
9,944 shares (cost $104,043)	101,429
NVIT Short Term Bond Fund - Class II (NVSTB2)
76,842 shares (cost $801,054)	780,717
NVIT Large Cap Growth Fund - Class I (NVOLG1)
749,805 shares (cost $13,160,337)	14,988,610

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
35,934 shares (cost $452,858)	451,334
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
15,966 shares (cost $243,654)	236,449
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
14,744 shares (cost $264,736)	246,526
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
15,617 shares (cost $161,301)	154,454
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
127,380 shares (cost $1,615,906)	1,592,255
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
62,718 shares (cost $840,007)	829,133
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
19,224 shares (cost $225,076)	212,038
Templeton NVIT International Value Fund - Class III (NVTIV3)
191,195 shares (cost $2,414,287)	2,080,203
Invesco NVIT Comstock Value Fund - Class I (EIF)
208,098 shares (cost $2,171,833)	3,185,977
NVIT Real Estate Fund - Class I (NVRE1)
649,544 shares (cost $5,509,133)	4,215,538
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2,011 shares (cost $22,852)	20,830
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
10,576 shares (cost $122,160)	114,748
NVIT Small Cap Index Fund Class II (NVSIX2)
17,306 shares (cost $232,706)	206,807
NVIT S&P 500 Index Fund Class I (GVEX1)
199,711 shares (cost $2,786,833)	2,791,962
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
7,723 shares (cost $89,987)	83,022
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
11,196 shares (cost $130,424)	116,887
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
9,615 shares (cost $114,067)	103,655
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
110,896 shares (cost $2,197,880)	1,917,385
VP Inflation Protection Fund - Class II (ACVIP2)
177,113 shares (cost $1,890,217)	1,760,502
VP Mid Cap Value Fund - Class I (ACVMV1)
162,764 shares (cost $2,679,292)	2,993,222
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
193,623 shares (cost $2,635,665)	3,235,437
Appreciation Portfolio - Initial Shares (DCAP)
33,459 shares (cost $1,438,508)	1,513,331
Quality Bond Fund II - Primary Shares (FQB)
106,183 shares (cost $1,208,502)	1,164,829
VIP Energy Portfolio - Service Class 2 (FNRS2)
166,284 shares (cost $3,435,859)	2,579,066
VIP Equity-Income Portfolio - Service Class (FEIS)
206,815 shares (cost $4,222,181)	4,212,824
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
78,048 shares (cost $858,101)	947,499
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
217,208 shares (cost $2,475,795)	2,695,552
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
232,379 shares (cost $2,663,330)	2,941,919

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Growth Portfolio - Service Class (FGS)
57,171 shares (cost $2,949,233)	3,748,722
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
367,584 shares (cost $4,707,836)	4,499,229
VIP Mid Cap Portfolio - Service Class (FMCS)
235,348 shares (cost $7,255,386)	7,627,636
VIP Overseas Portfolio - Service Class (FOS)
106,662 shares (cost $2,165,287)	2,026,578
VIP Value Strategies Portfolio - Service Class (FVSS)
14,514 shares (cost $203,462)	210,750
Franklin Income Securities Fund - Class 2 (FTVIS2)
143,572 shares (cost $2,250,853)	2,038,722
Rising Dividends Securities Fund - Class 1 (FTVRDI)
84,590 shares (cost $1,837,551)	2,136,745
Small Cap Value Securities Fund - Class 1 (FTVSVI)
234,614 shares (cost $3,762,153)	4,251,213
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
156,568 shares (cost $1,465,642)	989,510
Templeton Foreign Securities Fund - Class 2 (TIF2)
133,097 shares (cost $2,276,092)	1,756,880
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
183,136 shares (cost $3,361,371)	2,893,555
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
180,372 shares (cost $1,291,278)	1,217,513
Short Duration Bond Portfolio - I Class Shares (AMTB)
131,337 shares (cost $1,419,938)	1,381,662
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
10,206 shares (cost $227,156)	217,905
Socially Responsive Portfolio - I Class Shares (AMSRS)
43,493 shares (cost $747,101)	933,352
Global Securities Fund/VA - Non-Service Shares (OVGS)
95,399 shares (cost $3,887,508)	3,625,166
International Growth Fund/VA - Non-Service Shares (OVIG)
61,503 shares (cost $137,375)	135,306
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
149,169 shares (cost $3,262,658)	4,361,710
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
117,202 shares (cost $2,687,067)	2,498,750
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
78,480 shares (cost $432,054)	382,982
All Asset Portfolio - Administrative Class (PMVAAA)
39,342 shares (cost $427,229)	358,010
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
4,291 shares (cost $42,359)	29,648
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
137,341 shares (cost $1,388,411)	1,319,845
Low Duration Portfolio - Administrative Class (PMVLDA)
260,185 shares (cost $2,780,661)	2,666,896
Total Return Portfolio - Administrative Class (PMVTRA)
117,603 shares (cost $1,314,470)	1,244,238
VT Growth & Income Fund: Class IB (PVGIB)
591 shares (cost $8,664)	14,015
VT Voyager Fund: Class IB (PVTVB)
66 shares (cost $2,697)	2,864
VI American Franchise Fund - Series I Shares (ACEG)
11,998 shares (cost $541,966)	687,472

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
732 shares (cost $10,300)	8,868
Variable Fund - Multi-Hedge Strategies (RVARS)
8,802 shares (cost $207,911)	212,046
T. Rowe Price Health Sciences Portfolio (TRHSP)
14,659 shares (cost $608,979)	571,419
Health Sciences Portfolio - II (TRHS2)
132,360 shares (cost $4,477,693)	4,985,993
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
73,150 shares (cost $1,878,543)	1,234,778
Variable Insurance Portfolios - Asset Strategy (WRASP)
624,130 shares (cost $6,446,236)	5,182,651
Variable Insurance Portfolios - Balanced (WRBP)
595 shares (cost $5,611)	5,212
Variable Insurance Portfolios - Bond (WRBDP)
495 shares (cost $2,729)	2,573
Variable Insurance Portfolios - Core Equity (WRCEP)
360 shares (cost $4,461)	4,226
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
339 shares (cost $1,608)	1,243
Variable Insurance Portfolios - Growth (WRGP)
400 shares (cost $4,311)	4,569
Variable Insurance Portfolios - High Income (WRHIP)
273,747 shares (cost $1,040,441)	917,410
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
45,150 shares (cost $463,410)	425,403
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,455 shares (cost $7,815)	7,345
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
1,015 shares (cost $6,044)	5,586
Variable Insurance Portfolios - Science and Technology (WRSTP)
166 shares (cost $3,673)	3,806
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
196 shares (cost $2,125)	2,076
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
37,791 shares (cost $378,541)	323,487

Total Investments	$341,072,650
Accounts Receivable - VP Mid Cap Value Fund - Class I (ACVMV1)	1,030
Accounts Receivable - American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	4,177
Accounts Receivable - Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	5
Accounts Receivable - NVIT Money Market Fund - Class I (SAM)	8,566
Accounts Receivable - Variable Insurance Portfolios - Global Natural Resources (WRGNR)	3
Accounts Receivable - Variable Insurance Portfolios - Growth (WRGP)	7
Accounts Receivable - Variable Insurance Portfolios - Science and Technology (WRSTP)	8
Accounts Payable - VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	(3)
Accounts Payable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	(2,485)
Accounts Payable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(446)
Accounts Payable - NVIT Investor Destinations Managed Growth Class I (IDPG)	(3)
Accounts Payable - NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	(3)
Accounts Payable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	(390)
Accounts Payable - Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	(1,168)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	(7)
Accounts Payable - NVIT Short Term Bond Fund - Class II (NVSTB2)	(1,164)
Accounts Payable - VT Growth & Income Fund: Class IB (PVGIB)	(8)
Accounts Payable - VT Voyager Fund: Class IB (PVTVB)	(8)
Accounts Payable - Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	(7)
Other Accounts Receivable	(9,984)

$341,070,770

Contract Owners’ Equity:
Accumulation units	341,070,770

Total Contract Owners’ Equity (note 8)	$341,070,770

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIS
Reinvested dividends	$5,760,028	647	42,717	10,169	41,927	1,062	968	773

Net investment income (loss)	5,760,028	647	42,717	10,169	41,927	1,062	968	773

Realized gain (loss) on investments	10,864,210	2,526	(61,708)	1,409	5,713	(17,260)	(187)	(1,435)
Change in unrealized gain (loss) on investments	(41,045,384)	(3,668)	(11,701)	(69,418)	(302,980)	(16,779)	38	1,585

Net gain (loss) on investments	(30,181,174)	(1,142)	(73,409)	(68,009)	(297,267)	(34,039)	(149)	150

Reinvested capital gains	20,700,566	1,299	-	47,440	220,889	23,840	257	1,196

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,720,580)	804	(30,692)	(10,400)	(34,451)	(9,137)	1,076	2,119

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1
Reinvested dividends	$1,766	32	6,540	883	91,830	8,428	1,732	41,481

Net investment income (loss)	1,766	32	6,540	883	91,830	8,428	1,732	41,481

Realized gain (loss) on investments	(802)	1	5,248	156	318,539	340	(823)	(2,663)
Change in unrealized gain (loss) on investments	(5,486)	(25)	(37,451)	(9,101)	(491,531)	(23,531)	(3,734)	(64,761)

Net gain (loss) on investments	(6,288)	(24)	(32,203)	(8,945)	(172,992)	(23,191)	(4,557)	(67,424)

Reinvested capital gains	-	10	14,542	4,579	140,271	-	87	2,611

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,522)	18	(11,121)	(3,483)	59,109	(14,763)	(2,738)	(23,332)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVGMNS	IVKMG1	IVBRA1	JACAS	JAGTS	JAIGS	MV2IGI	MVIVIC
Reinvested dividends	$16	-	28,456	27,608	7,754	14,030	4,530	5,196

Net investment income (loss)	16	-	28,456	27,608	7,754	14,030	4,530	5,196

Realized gain (loss) on investments	1,381	64,277	(3,080)	30,000	(26,744)	(77,464)	(10,711)	9,511
Change in unrealized gain (loss) on investments	(2,542)	(127,106)	(117,445)	(247,283)	(98,273)	(241,912)	(62,072)	3,801

Net gain (loss) on investments	(1,161)	(62,829)	(120,525)	(217,283)	(125,017)	(319,376)	(72,783)	13,312

Reinvested capital gains	391	79,527	59,237	432,205	127,729	71,067	53,203	2,660

Net increase (decrease) in contract owners’ equity resulting from operations	$(754)	16,698	(32,832)	242,530	10,466	(234,279)	(15,050)	21,168

Investment Activity:	MNDIC	MVFIC	MVIVSC	MSVFI	IDPGI	IDPG	NCPGI	NCPG
Reinvested dividends	$-	158,717	32,939	16,169	206	52	479	857

Net investment income (loss)	-	158,717	32,939	16,169	206	52	479	857

Realized gain (loss) on investments	(1,526)	412,287	42,067	8,956	(10)	(20)	(577)	326
Change in unrealized gain (loss) on investments	(21,104)	(1,014,448)	(34,815)	(27,655)	(710)	(127)	(1,786)	(5,264)

Net gain (loss) on investments	(22,630)	(602,161)	7,252	(18,699)	(720)	(147)	(2,363)	(4,938)

Reinvested capital gains	14,762	398,313	18,848	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,868)	(45,131)	59,039	(2,530)	(514)	(95)	(1,884)	(4,081)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$1,389	2,661	139,480	61,412	10,390	17,690	30,985	12,084

Net investment income (loss)	1,389	2,661	139,480	61,412	10,390	17,690	30,985	12,084

Realized gain (loss) on investments	(123)	2,449	129,061	89,437	5,193	132,643	162,864	106,568
Change in unrealized gain (loss) on investments	(2,039)	(8,128)	(1,244,077)	(300,960)	(17,783)	(231,157)	(52,965)	(192,538)

Net gain (loss) on investments	(2,162)	(5,679)	(1,115,016)	(211,523)	(12,590)	(98,514)	109,899	(85,970)

Reinvested capital gains	797	-	728,147	190,583	319	245,538	113,996	97,554

Net increase (decrease) in contract owners’ equity resulting from operations	$24	(3,018)	(247,389)	40,472	(1,881)	164,714	254,880	23,668

Investment Activity:	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$85,336	19,237	2,544	1,160	8,828	26,754	105,237	46,452

Net investment income (loss)	85,336	19,237	2,544	1,160	8,828	26,754	105,237	46,452

Realized gain (loss) on investments	(21,200)	(31,834)	(5,418)	13,490	42,209	121,947	82,395	11,330
Change in unrealized gain (loss) on investments	(95,173)	(367,521)	(37,437)	(42,296)	(152,519)	(753,462)	(545,041)	(140,154)

Net gain (loss) on investments	(116,373)	(399,355)	(42,855)	(28,806)	(110,310)	(631,515)	(462,646)	(128,824)

Reinvested capital gains	14,800	-	19,955	15,906	96,951	588,232	300,583	61,395

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,237)	(380,118)	(20,356)	(11,740)	(4,531)	(16,529)	(56,826)	(20,977)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$110,570	13,498	233,060	517,412	17,269	22,400	4,977	33,510

Net investment income (loss)	110,570	13,498	233,060	517,412	17,269	22,400	4,977	33,510

Realized gain (loss) on investments	220,915	202	255,381	585,795	9,848	3,068	(1,860)	133,679
Change in unrealized gain (loss) on investments	(578,845)	(35,754)	(1,006,400)	(2,911,090)	(58,537)	(34,087)	(6,315)	(141,310)

Net gain (loss) on investments	(357,930)	(35,552)	(751,019)	(2,325,295)	(48,689)	(31,019)	(8,175)	(7,631)

Reinvested capital gains	235,867	17,845	449,568	1,632,812	26,474	3,537	1,537	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,493)	(4,209)	(68,391)	(175,071)	(4,946)	(5,082)	(1,661)	25,879

Investment Activity:	GBF	CAF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$52,900	1,134	13,288	124,090	14,671	6,652	16,298	431,582

Net investment income (loss)	52,900	1,134	13,288	124,090	14,671	6,652	16,298	431,582

Realized gain (loss) on investments	(12,051)	7,416	(2,595)	344,589	7,294	22,364	1,204	623,888
Change in unrealized gain (loss) on investments	(43,656)	(17,227)	(23,479)	(559,725)	(43,466)	(48,427)	(47,193)	(2,224,696)

Net gain (loss) on investments	(55,707)	(9,811)	(26,074)	(215,136)	(36,172)	(26,063)	(45,989)	(1,600,808)

Reinvested capital gains	-	16,310	-	-	19,021	15,858	33,170	1,091,270

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,807)	7,633	(12,786)	(91,046)	(2,480)	(3,553)	3,479	(77,956)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVDMA	GVDMC	MCIF	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$655,257	23,513	36,717	17,181	15,917	22,241	22,536	-

Net investment income (loss)	655,257	23,513	36,717	17,181	15,917	22,241	22,536	-

Realized gain (loss) on investments	1,994,247	57,998	71,292	(19,463)	(26,094)	135,749	116,675	158,824
Change in unrealized gain (loss) on investments	(3,798,109)	(148,841)	(406,706)	(149,416)	(50,428)	(405,223)	(380,587)	(691,067)

Net gain (loss) on investments	(1,803,862)	(90,843)	(335,414)	(168,879)	(76,522)	(269,474)	(263,912)	(532,243)

Reinvested capital gains	847,339	71,689	220,706	141,761	-	395,856	194,673	508,573

Net increase (decrease) in contract owners’ equity resulting from operations	$(301,266)	4,359	(77,991)	(9,937)	(60,605)	148,623	(46,703)	(23,670)

Investment Activity:	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2
Reinvested dividends	$284	38,290	-	7,964	7,830	48,817	1,899	13,255

Net investment income (loss)	284	38,290	-	7,964	7,830	48,817	1,899	13,255

Realized gain (loss) on investments	(13,122)	73,365	167,172	70,944	188,773	17,435	(414)	553
Change in unrealized gain (loss) on investments	8,852	(531,170)	(259,988)	(265,172)	(433,944)	(138,094)	(1,680)	(17,108)

Net gain (loss) on investments	(4,270)	(457,805)	(92,816)	(194,228)	(245,171)	(120,659)	(2,094)	(16,555)

Reinvested capital gains	1,949	331,044	150,392	116,165	208,774	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,037)	(88,471)	57,576	(70,099)	(28,567)	(71,842)	(195)	(3,300)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP
Reinvested dividends	$96,955	7,518	4,362	4,452	2,658	29,340	14,465	4,056

Net investment income (loss)	96,955	7,518	4,362	4,452	2,658	29,340	14,465	4,056

Realized gain (loss) on investments	576,503	4,553	1,421	4,036	(58)	8,184	8,003	185
Change in unrealized gain (loss) on investments	(2,208,594)	(17,456)	(11,338)	(20,240)	(5,812)	(107,875)	(43,764)	(15,073)

Net gain (loss) on investments	(1,632,091)	(12,903)	(9,917)	(16,204)	(5,870)	(99,691)	(35,761)	(14,888)

Reinvested capital gains	2,299,479	-	4,889	8,497	3,502	61,680	14,534	10,803

Net increase (decrease) in contract owners’ equity resulting from operations	$764,343	(5,385)	(666)	(3,255)	290	(8,671)	(6,762)	(29)

Investment Activity:	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTB3
Reinvested dividends	$41,562	54,058	119,453	577	2,211	2,320	52,368	830

Net investment income (loss)	41,562	54,058	119,453	577	2,211	2,320	52,368	830

Realized gain (loss) on investments	688	181,277	(128,284)	(1,058)	2,011	(367)	27,542	(44)
Change in unrealized gain (loss) on investments	(229,945)	(453,306)	(888,796)	(1,316)	(6,712)	(27,790)	(90,982)	(6,042)

Net gain (loss) on investments	(229,257)	(272,029)	(1,017,080)	(2,374)	(4,701)	(28,157)	(63,440)	(6,086)

Reinvested capital gains	101,785	-	656,482	1,098	1,382	15,048	35,744	1,658

Net increase (decrease) in contract owners’ equity resulting from operations	$(85,910)	(217,971)	(241,145)	(699)	(1,108)	(10,789)	24,672	(3,598)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NOTG3	NOTMG3	ALVSVA	ACVIP2	ACVMV1	DVSCS	DCAP	FQB
Reinvested dividends	$1,611	1,219	15,092	55,501	47,840	24,902	28,187	61,374

Net investment income (loss)	1,611	1,219	15,092	55,501	47,840	24,902	28,187	61,374

Realized gain (loss) on investments	2,945	89	85,089	(220,407)	99,186	176,249	112,557	(7,357)
Change in unrealized gain (loss) on investments	(15,259)	(10,326)	(514,416)	107,808	(308,970)	(497,496)	(259,994)	(52,185)

Net gain (loss) on investments	(12,314)	(10,237)	(429,327)	(112,599)	(209,784)	(321,247)	(147,437)	(59,542)

Reinvested capital gains	539	2,118	306,755	-	128,329	222,004	86,487	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,164)	(6,900)	(107,480)	(57,098)	(33,615)	(74,341)	(32,763)	1,832

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS
Reinvested dividends	$29,171	137,060	16,605	48,877	50,224	5,930	115,175	32,615

Net investment income (loss)	29,171	137,060	16,605	48,877	50,224	5,930	115,175	32,615

Realized gain (loss) on investments	(67,114)	218,481	10,306	110,337	105,371	131,614	5,254	493,509
Change in unrealized gain (loss) on investments	(711,259)	(953,919)	(32,270)	(187,639)	(180,197)	(12,486)	(155,053)	(1,614,799)

Net gain (loss) on investments	(778,373)	(735,438)	(21,964)	(77,302)	(74,826)	119,128	(149,799)	(1,121,290)

Reinvested capital gains	89,970	417,270	2,763	11,897	16,063	96,205	3,877	1,006,027

Net increase (decrease) in contract owners’ equity resulting from operations	$(659,232)	(181,108)	(2,596)	(16,528)	(8,539)	221,263	(30,747)	(82,648)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FOS	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$26,807	2,361	107,044	40,838	43,164	25,492	63,447	230,534

Net investment income (loss)	26,807	2,361	107,044	40,838	43,164	25,492	63,447	230,534

Realized gain (loss) on investments	(15,181)	60,273	1,573	152,476	277,753	(68,466)	(46,066)	(32,746)
Change in unrealized gain (loss) on investments	(138,709)	(75,037)	(270,255)	(526,789)	(1,341,639)	(367,525)	(207,527)	(342,034)

Net gain (loss) on investments	(153,890)	(14,764)	(268,682)	(374,313)	(1,063,886)	(435,991)	(253,593)	(374,780)

Reinvested capital gains	2,111	195	-	254,172	684,810	162,337	64,803	14,973

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,972)	(12,208)	(161,638)	(79,303)	(335,912)	(248,162)	(125,343)	(129,273)

Investment Activity:	FTVFA2	AMTB	AMMCGS	AMSRS	OVGS	OVIG	OVGI	OVSC
Reinvested dividends	$39,287	21,011	-	5,511	49,591	290	40,403	21,355

Net investment income (loss)	39,287	21,011	-	5,511	49,591	290	40,403	21,355

Realized gain (loss) on investments	12,253	(5,301)	(21)	121,984	(12,507)	(227)	279,666	130,968
Change in unrealized gain (loss) on investments	(130,847)	(13,808)	(9,251)	(217,964)	(138,414)	(1,625)	(839,730)	(661,649)

Net gain (loss) on investments	(118,594)	(19,109)	(9,272)	(95,980)	(150,921)	(1,852)	(560,064)	(530,681)

Reinvested capital gains	2,148	-	-	87,125	247,233	1,768	659,718	352,479

Net increase (decrease) in contract owners’ equity resulting from operations	$(77,159)	1,902	(9,272)	(3,344)	145,903	206	140,057	(156,847)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTVB
Reinvested dividends	$21,980	13,349	1,187	11,394	92,278	58,448	270	31

Net investment income (loss)	21,980	13,349	1,187	11,394	92,278	58,448	270	31

Realized gain (loss) on investments	(3,600)	(11,570)	(1,765)	(33,396)	(2,271)	(7,918)	4	63
Change in unrealized gain (loss) on investments	(27,267)	(38,548)	(6,986)	(35,435)	(80,265)	(59,298)	(1,418)	(700)

Net gain (loss) on investments	(30,867)	(50,118)	(8,751)	(68,831)	(82,536)	(67,216)	(1,414)	(637)

Reinvested capital gains	-	-	-	3,659	-	13,360	-	420

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,887)	(36,769)	(7,564)	(53,778)	9,742	4,592	(1,144)	(186)

Investment Activity:	ACEG	AVMCCI	RVARS	TRHSP	TRHS2	VWHA	WRASP	WRBP
Reinvested dividends	$-	57	8,712	-	-	362	20,320	49

Net investment income (loss)	-	57	8,712	-	-	362	20,320	49

Realized gain (loss) on investments	30,757	(2,164)	61,757	112,191	567,571	(101,115)	(50,084)	25
Change in unrealized gain (loss) on investments	(3,279)	73	(49,493)	(82,256)	(453,764)	(366,440)	(1,427,694)	(808)

Net gain (loss) on investments	27,478	(2,091)	12,264	29,935	113,807	(467,555)	(1,477,778)	(783)

Reinvested capital gains	3,234	1,518	-	54,934	369,308	-	975,729	719

Net increase (decrease) in contract owners’ equity resulting from operations	$30,712	(516)	20,976	84,869	483,115	(467,193)	(481,729)	(15)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRBDP	WRCEP	WRGNR	WRGP	WRHIP	WRMCG	WRPAP	WRPMAP
Reinvested dividends	$64	16	1	5	52,649	-	191	116

Net investment income (loss)	64	16	1	5	52,649	-	191	116

Realized gain (loss) on investments	(8)	37	(39)	66	(39,558)	8,309	81	41
Change in unrealized gain (loss) on investments	(50)	(835)	(239)	(305)	(89,691)	(68,726)	(965)	(603)

Net gain (loss) on investments	(58)	(798)	(278)	(239)	(129,249)	(60,417)	(884)	(562)

Reinvested capital gains	-	756	-	565	8,939	31,034	702	427

Net increase (decrease) in contract owners’ equity resulting from operations	$6	(26)	(277)	331	(67,661)	(29,383)	9	(19)

Investment Activity:	WRSTP	WRSCP	WFVSCG	MIGIC	FOSR	AMFAS
Reinvested dividends	$-	-	-	8,231	-	-

Net investment income (loss)	-	-	-	8,231	-	-

Realized gain (loss) on investments	146	15	57,341	262,652	459,013	28,688
Change in unrealized gain (loss) on investments	(448)	(268)	(102,268)	(344,200)	(256,744)	(60,738)

Net gain (loss) on investments	(302)	(253)	(44,927)	(81,548)	202,269	(32,050)

Reinvested capital gains	210	295	52,722	86,593	-	32,776

Net increase (decrease) in contract owners’ equity resulting from operations	$(92)	42	7,795	13,276	202,269	726

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALVDAA		ACVIP1		BRVGA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,760,028	5,702,246	647	573	42,717	19,087	10,169	14,949
Realized gain (loss) on investments	10,864,210	13,921,276	2,526	515	(61,708)	(7,419)	1,409	7,083
Change in unrealized gain (loss) on investments	(41,045,384)	(15,082,698)	(3,668)	(440)	(11,701)	(35,369)	(69,418)	(64,831)
Reinvested capital gains	20,700,566	13,363,232	1,299	3,961	-	17,770	47,440	51,439

Net increase (decrease) in contract owners’ equity resulting from operations	(3,720,580)	17,904,056	804	4,609	(30,692)	(5,931)	(10,400)	8,640

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,064,849	29,970,542	26,354	74,562	202,516	253,990	297,266	159,345
Transfers between funds	-	16,365,926	(75)	26,884	(917,522)	1,571,079	(10,074)	154,754
Surrenders (note 6)	(21,491,550)	(22,928,292)	-	-	(3,540)	(403)	(188)	(4,935)
Death Benefits (note 4)	(685,775)	(1,215,535)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	564,210	(3,587,934)	(46,614)	-	(1,821)	(5,193)	(14,250)	(2,339)
Deductions for surrender charges (note 2d)	(1,102,072)	(993,276)	-	-	(12,019)	(2,322)	(290)	(1,907)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,841,352)	(14,912,844)	(4,601)	(3,438)	(146,885)	(86,383)	(58,118)	(41,715)
Asset charges (note 3)	(1,327,527)	(1,328,802)	(536)	(376)	(11,475)	(7,009)	(4,899)	(3,184)
Adjustments to maintain reserves	(682)	1,443	(32)	(84)	(4)	3	3	(5)

Net equity transactions	(9,819,899)	1,371,228	(25,504)	97,548	(890,750)	1,723,762	209,450	260,014

Net change in contract owners’ equity	(13,540,479)	19,275,284	(24,700)	102,157	(921,442)	1,717,831	199,050	268,654
Contract owners’ equity beginning of period	354,611,249	335,335,965	111,266	9,109	1,845,547	127,716	706,430	437,776

Contract owners’ equity end of period	$341,070,770	354,611,249	86,566	111,266	924,105	1,845,547	905,480	706,430

CHANGES IN UNITS:
Beginning units	21,438,443	20,653,307	9,250	791	185,774	13,316	58,490	37,011
Units purchased	3,433,545	5,247,898	2,187	8,785	21,344	182,730	25,334	28,082
Units redeemed	(3,754,510)	(4,462,762)	(4,161)	(326)	(111,926)	(10,272)	(8,317)	(6,603)

Ending units	21,117,478	21,438,443	7,276	9,250	95,192	185,774	75,507	58,490

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MLVGA2		DWVSVS		DFVGB		DFVIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$41,927	89,653	1,062	982	968	1,540	773	491
Realized gain (loss) on investments	5,713	50,642	(17,260)	8,633	(187)	(37)	(1,435)	67
Change in unrealized gain (loss) on investments	(302,980)	(387,892)	(16,779)	(8,297)	38	(35)	1,585	(2,896)
Reinvested capital gains	220,889	333,390	23,840	25,005	257	115	1,196	492

Net increase (decrease) in contract owners’ equity resulting from operations	(34,451)	85,793	(9,137)	26,323	1,076	1,583	2,119	(1,846)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	343,943	319,418	11,783	18,984	6,736	49,140	40,460	16,313
Transfers between funds	(113,651)	(32,263)	(145,753)	129,485	(1,268)	1,878	(25,705)	10,423
Surrenders (note 6)	(289,467)	(164,727)	(25,183)	-	-	(411)	(174)	(468)
Death Benefits (note 4)	-	(49,564)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	54,364	(84,183)	617	(474)	(14,499)	-	-	-
Deductions for surrender charges (note 2d)	(6,650)	(2,332)	(2,527)	-	-	(188)	(212)	(215)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(170,464)	(173,518)	(9,285)	(18,068)	(3,557)	(2,334)	(3,696)	(1,447)
Asset charges (note 3)	(15,348)	(16,474)	(617)	(735)	(273)	(221)	(145)	(56)
Adjustments to maintain reserves	(12)	12	1	3	-	(1)	10	(7)

Net equity transactions	(197,285)	(203,631)	(170,964)	129,195	(12,861)	47,863	10,538	24,543

Net change in contract owners’ equity	(231,736)	(117,838)	(180,101)	155,518	(11,785)	49,446	12,657	22,697
Contract owners’ equity beginning of period	4,314,607	4,432,445	328,466	172,948	73,477	24,031	24,367	1,670

Contract owners’ equity end of period	$4,082,871	4,314,607	148,365	328,466	61,692	73,477	37,024	24,367

CHANGES IN UNITS:
Beginning units	259,964	272,316	25,198	14,013	6,969	2,345	1,936	125
Units purchased	21,653	20,667	3,723	17,807	513	4,926	3,403	2,012
Units redeemed	(33,460)	(33,019)	(16,753)	(6,622)	(1,720)	(302)	(2,559)	(201)

Ending units	248,157	259,964	12,168	25,198	5,762	6,969	2,780	1,936

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,766	1,386	32	9	6,540	3,954	883	344
Realized gain (loss) on investments	(802)	160	1	(1)	5,248	290	156	162
Change in unrealized gain (loss) on investments	(5,486)	(3,072)	(25)	(8)	(37,451)	8,647	(9,101)	(1,063)
Reinvested capital gains	-	-	10	3	14,542	3,947	4,579	1,816

Net increase (decrease) in contract owners’ equity resulting from operations	(4,522)	(1,526)	18	3	(11,121)	16,838	(3,483)	1,259

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,192	29,893	9,158	1,946	88,675	28,376	24,559	9,728
Transfers between funds	6,316	3,793	(2,469)	1,465	22,237	21,146	4,677	6,567
Surrenders (note 6)	-	(3,810)	-	(403)	(170)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(31)	-	-	-
Deductions for surrender charges (note 2d)	-	(1,465)	-	(185)	(207)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,031)	(1,630)	(1,409)	(412)	(12,149)	(6,081)	(2,877)	(898)
Asset charges (note 3)	(286)	(109)	(52)	(24)	(1,535)	(863)	(344)	(177)
Adjustments to maintain reserves	(2)	7	5	(7)	4	4	(11)	-

Net equity transactions	21,189	26,679	5,233	2,380	96,824	42,582	26,004	15,220

Net change in contract owners’ equity	16,667	25,153	5,251	2,383	85,703	59,420	22,521	16,479
Contract owners’ equity beginning of period	37,977	12,824	5,431	3,048	220,837	161,417	42,254	25,775

Contract owners’ equity end of period	$54,644	37,977	10,682	5,431	306,540	220,837	64,775	42,254

CHANGES IN UNITS:
Beginning units	3,094	970	539	303	13,189	10,516	2,594	1,641
Units purchased	2,231	2,683	906	338	11,436	3,135	1,690	1,041
Units redeemed	(540)	(559)	(388)	(102)	(5,672)	(462)	(88)	(88)

Ending units	4,785	3,094	1,057	539	18,953	13,189	4,196	2,594

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSIF		FTVIS1		FTVFA1		FTVGB1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$91,830	85,450	8,428	4,923	1,732	1,449	41,481	19,575
Realized gain (loss) on investments	318,539	149,458	340	1,398	(823)	(126)	(2,663)	69
Change in unrealized gain (loss) on investments	(491,531)	328,330	(23,531)	(3,582)	(3,734)	120	(64,761)	(12,840)
Reinvested capital gains	140,271	53,291	-	-	87	41	2,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,109	616,529	(14,763)	2,739	(2,738)	1,484	(23,332)	6,804

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	260,800	292,461	70,551	64,376	11,649	12,288	174,579	150,410
Transfers between funds	50,077	299,656	30,109	36,493	(2,446)	(964)	34,808	12,294
Surrenders (note 6)	(276,758)	(110,658)	(160)	(819)	(2,449)	-	(168)	(425)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(76,140)	(78,409)	-	-	(271)	59	(190)	(19,861)
Deductions for surrender charges (note 2d)	(14,488)	(14,555)	(195)	(203)	(1,244)	(127)	(499)	(195)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(206,519)	(205,987)	(22,215)	(11,222)	(4,809)	(4,829)	(23,883)	(20,862)
Asset charges (note 3)	(16,893)	(17,016)	(1,291)	(673)	(335)	(311)	(2,256)	(1,791)
Adjustments to maintain reserves	15	(11)	2	(3)	(4)	2	(4)	6

Net equity transactions	(279,906)	165,481	76,801	87,949	91	6,118	182,387	119,576

Net change in contract owners’ equity	(220,797)	782,010	62,038	90,688	(2,647)	7,602	159,055	126,380
Contract owners’ equity beginning of period	5,238,625	4,456,615	162,748	72,060	47,949	40,347	496,311	369,931

Contract owners’ equity end of period	$5,017,828	5,238,625	224,786	162,748	45,302	47,949	655,366	496,311

CHANGES IN UNITS:
Beginning units	252,393	243,540	12,728	5,913	3,485	3,022	44,166	33,618
Units purchased	16,301	31,279	7,998	8,580	838	915	19,510	14,600
Units redeemed	(29,586)	(22,426)	(1,856)	(1,765)	(823)	(452)	(2,862)	(4,052)

Ending units	239,108	252,393	18,870	12,728	3,500	3,485	60,814	44,166

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVGMNS		IVKMG1		IVBRA1		JACAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$16	12	-	-	28,456	-	27,608	666
Realized gain (loss) on investments	1,381	434	64,277	30,670	(3,080)	(775)	30,000	51,454
Change in unrealized gain (loss) on investments	(2,542)	1,217	(127,106)	51,654	(117,445)	(16,618)	(247,283)	(533,675)
Reinvested capital gains	391	272	79,527	-	59,237	17,825	432,205	657,379

Net increase (decrease) in contract owners’ equity resulting from operations	(754)	1,935	16,698	82,324	(32,832)	432	242,530	175,824

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,980	27,121	44,485	50,314	64,047	38,336	102,815	115,536
Transfers between funds	(56)	817	(37,060)	(23,001)	479,036	285,337	(96,821)	(55,766)
Surrenders (note 6)	-	-	(64,301)	(35,191)	(5,815)	-	(271,541)	(88,014)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,283)	-	(3,602)	(15,850)	(2,106)	-	28,243	(3,447)
Deductions for surrender charges (note 2d)	-	-	(5,396)	(2,642)	-	-	(11,265)	(4,798)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,773)	(2,487)	(40,153)	(40,357)	(19,766)	(5,426)	(85,883)	(86,383)
Asset charges (note 3)	(160)	(126)	(4,040)	(4,204)	(2,169)	(525)	(7,504)	(7,467)
Adjustments to maintain reserves	(5)	3	5	2	(8)	5	(3)	(1)

Net equity transactions	(15,297)	25,328	(110,062)	(70,929)	513,219	317,727	(341,959)	(130,340)

Net change in contract owners’ equity	(16,051)	27,263	(93,364)	11,395	480,387	318,159	(99,429)	45,484
Contract owners’ equity beginning of period	33,903	6,640	1,063,752	1,052,357	318,159	-	2,195,109	2,149,625

Contract owners’ equity end of period	$17,852	33,903	970,388	1,063,752	798,546	318,159	2,095,680	2,195,109

CHANGES IN UNITS:
Beginning units	2,785	567	73,123	78,154	30,846	-	107,249	113,920
Units purchased	395	2,447	3,277	4,199	52,268	31,425	5,464	5,997
Units redeemed	(1,623)	(229)	(10,490)	(9,230)	(2,384)	(579)	(21,241)	(12,668)

Ending units	1,557	2,785	65,910	73,123	80,730	30,846	91,472	107,249

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAGTS		JAIGS		MV2IGI		MVIVIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,754	-	14,030	159,165	4,530	-	5,196	4,445
Realized gain (loss) on investments	(26,744)	96,169	(77,464)	(54,823)	(10,711)	-	9,511	9,042
Change in unrealized gain (loss) on investments	(98,273)	(60,826)	(241,912)	(629,720)	(62,072)	-	3,801	(10,566)
Reinvested capital gains	127,729	51,400	71,067	195,960	53,203	-	2,660	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,466	86,743	(234,279)	(329,418)	(15,050)	-	21,168	2,921

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	109,589	260,231	141,818	237,960	26,991	-	132,432	81,228
Transfers between funds	822,648	126,863	673,233	(88,861)	922,481	-	(58,379)	18,308
Surrenders (note 6)	(73,399)	(81,510)	(63,645)	(72,528)	(6,325)	-	(187)	-
Death Benefits (note 4)	-	-	-	-	(21,140)	-	-	-
Net policy repayments (loans) (note 5)	(50,096)	(2,484)	(8,368)	(27,061)	(11,513)	-	(31,822)	-
Deductions for surrender charges (note 2d)	(13,511)	(1,422)	(6,647)	(4,754)	(231)	-	(227)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,445)	(25,803)	(84,499)	(95,651)	(28,055)	-	(13,447)	(7,463)
Asset charges (note 3)	(3,778)	(2,474)	(8,414)	(9,439)	(2,573)	-	(1,618)	(836)
Adjustments to maintain reserves	(5)	(1)	(8)	82	7	-	(4)	(2)

Net equity transactions	756,003	273,400	643,470	(60,252)	879,642	-	26,748	91,235

Net change in contract owners’ equity	766,469	360,143	409,191	(389,670)	864,592	-	47,916	94,156
Contract owners’ equity beginning of period	1,095,642	735,499	2,355,954	2,745,624	-	-	236,725	142,569

Contract owners’ equity end of period	$1,862,111	1,095,642	2,765,145	2,355,954	864,592	-	284,641	236,725

CHANGES IN UNITS:
Beginning units	73,647	54,060	234,243	239,954	-	-	17,102	10,438
Units purchased	67,226	34,954	88,262	24,088	95,449	-	15,140	12,232
Units redeemed	(21,262)	(15,367)	(21,039)	(29,799)	(7,759)	-	(12,961)	(5,568)

Ending units	119,611	73,647	301,466	234,243	87,690	-	19,281	17,102

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MNDIC		MVFIC		MVIVSC		MSVFI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	158,717	99,988	32,939	17,825	16,169	17,623
Realized gain (loss) on investments	(1,526)	1,860	412,287	529,311	42,067	33,825	8,956	13,988
Change in unrealized gain (loss) on investments	(21,104)	(116,817)	(1,014,448)	(163,779)	(34,815)	(43,936)	(27,655)	10,073
Reinvested capital gains	14,762	84,221	398,313	202,305	18,848	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,868)	(30,736)	(45,131)	667,825	59,039	7,714	(2,530)	41,684

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	133,133	18,473	626,240	320,180	109,773	60,541	25,064	28,980
Transfers between funds	9,801	70,774	469,094	127,918	1,273,813	226,360	(18,270)	23,511
Surrenders (note 6)	(12,794)	(458)	(176,354)	(230,946)	(8,704)	(9,177)	(83,585)	(55,290)
Death Benefits (note 4)	-	-	(2,443)	(277,140)	-	-	-	-
Net policy repayments (loans) (note 5)	5,072	(582)	6,051	(12,674)	(51,670)	(3,777)	(469)	(17,676)
Deductions for surrender charges (note 2d)	(2,017)	(210)	(12,948)	(10,309)	(1,037)	(2,038)	(13,701)	(2,198)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,464)	(16,043)	(261,816)	(251,476)	(98,869)	(75,071)	(25,538)	(31,287)
Asset charges (note 3)	(1,614)	(1,393)	(22,779)	(22,108)	(4,287)	(2,663)	(1,840)	(2,152)
Adjustments to maintain reserves	(10)	3	(10)	9	(6)	(5)	(8)	31

Net equity transactions	113,107	70,564	625,035	(356,546)	1,219,013	194,170	(118,347)	(56,081)

Net change in contract owners’ equity	105,239	39,828	579,904	311,279	1,278,052	201,884	(120,877)	(14,397)
Contract owners’ equity beginning of period	426,588	386,760	6,735,902	6,424,623	1,017,809	815,925	544,965	559,362

Contract owners’ equity end of period	$531,827	426,588	7,315,806	6,735,902	2,295,861	1,017,809	424,088	544,965

CHANGES IN UNITS:
Beginning units	31,446	26,441	299,560	315,745	63,861	51,774	36,519	40,428
Units purchased	10,742	6,523	60,337	27,830	81,633	20,764	3,254	3,947
Units redeemed	(2,231)	(1,518)	(32,133)	(44,015)	(10,006)	(8,677)	(11,168)	(7,856)

Ending units	39,957	31,446	327,764	299,560	135,488	63,861	28,605	36,519

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPGI		IDPG		NCPGI		NCPG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$206	20	52	2	479	782	857	5
Realized gain (loss) on investments	(10)	(4)	(20)	-	(577)	(20)	326	-
Change in unrealized gain (loss) on investments	(710)	(23)	(127)	(4)	(1,786)	(951)	(5,264)	(9)
Reinvested capital gains	-	-	-	-	-	470	-	3

Net increase (decrease) in contract owners’ equity resulting from operations	(514)	(7)	(95)	(2)	(1,884)	281	(4,081)	(1)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,432	2,339	3,231	151	3,010	24,776	66,941	-
Transfers between funds	718	228	1,663	123	6,270	7,427	6,620	240
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(235)	-	-	-	(234)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,101)	(1,133)	(1,832)	(105)	(4,873)	(997)	(3,411)	(42)
Asset charges (note 3)	(56)	(3)	(11)	-	(199)	(36)	(505)	-
Adjustments to maintain reserves	-	3	(2)	5	(3)	5	(5)	5

Net equity transactions	10,993	1,434	2,814	174	4,205	31,175	69,406	203

Net change in contract owners’ equity	10,479	1,427	2,719	172	2,321	31,456	65,325	202
Contract owners’ equity beginning of period	1,427	-	172	-	31,456	-	202	-

Contract owners’ equity end of period	$11,906	1,427	2,891	172	33,777	31,456	65,527	202

CHANGES IN UNITS:
Beginning units	140	-	17	-	3,096	-	20	-
Units purchased	1,571	251	484	27	1,910	3,197	7,209	24
Units redeemed	(506)	(111)	(205)	(10)	(1,542)	(101)	(416)	(4)

Ending units	1,205	140	296	17	3,464	3,096	6,813	20

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVBX		NVIX		NVAMV1		GVAAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,389	795	2,661	847	139,480	117,709	61,412	39,366
Realized gain (loss) on investments	(123)	2	2,449	418	129,061	207,467	89,437	136,211
Change in unrealized gain (loss) on investments	(2,039)	(518)	(8,128)	(2,044)	(1,244,077)	(258,820)	(300,960)	17,616
Reinvested capital gains	797	-	-	-	728,147	639,736	190,583	6,471

Net increase (decrease) in contract owners’ equity resulting from operations	24	279	(3,018)	(779)	(247,389)	706,092	40,472	199,664

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,684	-	18,544	-	312,851	314,090	466,832	305,059
Transfers between funds	33,759	35,517	57,332	46,277	(129,475)	(167,664)	175,376	(37,608)
Surrenders (note 6)	-	-	-	-	(337,369)	(290,874)	(40,143)	(73,986)
Death Benefits (note 4)	-	-	-	-	-	-	(14,829)	-
Net policy repayments (loans) (note 5)	-	-	(2,262)	-	33,770	(10,223)	(40,919)	(25,196)
Deductions for surrender charges (note 2d)	-	-	-	-	(13,996)	(16,732)	(3,222)	(3,509)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,332)	(141)	(6,903)	(550)	(226,196)	(233,239)	(217,969)	(172,259)
Asset charges (note 3)	(187)	(24)	(515)	(47)	(20,342)	(21,230)	(16,223)	(15,007)
Adjustments to maintain reserves	(4)	3	3	(1)	(18)	2	(37)	(192)

Net equity transactions	33,920	35,355	66,199	45,679	(380,775)	(425,870)	308,866	(22,698)

Net change in contract owners’ equity	33,944	35,634	63,181	44,900	(628,164)	280,222	349,338	176,966
Contract owners’ equity beginning of period	35,634	-	44,900	-	6,052,204	5,771,982	4,110,165	3,933,199

Contract owners’ equity end of period	$69,578	35,634	108,081	44,900	5,424,040	6,052,204	4,459,503	4,110,165

CHANGES IN UNITS:
Beginning units	3,467	-	4,881	-	246,559	265,990	249,935	251,110
Units purchased	3,440	3,483	7,986	4,944	14,238	15,820	46,280	25,874
Units redeemed	(147)	(16)	(1,004)	(63)	(29,960)	(35,251)	(27,680)	(27,049)

Ending units	6,760	3,467	11,863	4,881	230,837	246,559	268,535	249,935

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$10,390	10,131	17,690	17,722	30,985	18,196	12,084	12,472
Realized gain (loss) on investments	5,193	21,243	132,643	61,209	162,864	203,967	106,568	100,250
Change in unrealized gain (loss) on investments	(17,783)	1,222	(231,157)	(35,790)	(52,965)	89,140	(192,538)	16,466
Reinvested capital gains	319	7,207	245,538	-	113,996	-	97,554	14,277

Net increase (decrease) in contract owners’ equity resulting from operations	(1,881)	39,803	164,714	43,141	254,880	311,303	23,668	143,465

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,785	76,788	270,370	134,827	220,975	234,723	86,732	98,628
Transfers between funds	14,741	(23,995)	97,393	147,328	64,586	219,211	(19,548)	(41,086)
Surrenders (note 6)	(37,144)	(63,351)	(187,279)	(49,426)	(72,911)	(213,739)	(137,149)	(24,474)
Death Benefits (note 4)	-	-	-	-	-	-	-	(3,973)
Net policy repayments (loans) (note 5)	3,182	(36,398)	8,953	(32,685)	(52,277)	(32,690)	(15,654)	(10,981)
Deductions for surrender charges (note 2d)	(3,412)	(5,772)	(5,111)	(4,963)	(10,177)	(9,586)	(265)	(1,880)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,002)	(38,336)	(109,203)	(103,018)	(147,347)	(150,800)	(71,663)	(74,083)
Asset charges (note 3)	(2,852)	(3,044)	(9,718)	(8,824)	(14,002)	(13,638)	(5,672)	(5,690)
Adjustments to maintain reserves	(5)	10	4	5	(36)	(258)	(3)	2

Net equity transactions	10,293	(94,098)	65,409	83,244	(11,189)	33,223	(163,222)	(63,537)

Net change in contract owners’ equity	8,412	(54,295)	230,123	126,385	243,691	344,526	(139,554)	79,928
Contract owners’ equity beginning of period	753,108	807,403	2,546,436	2,420,051	4,085,730	3,741,204	1,529,230	1,449,302

Contract owners’ equity end of period	$761,520	753,108	2,776,559	2,546,436	4,329,421	4,085,730	1,389,676	1,529,230

CHANGES IN UNITS:
Beginning units	57,067	64,227	146,400	141,688	245,634	243,065	102,595	107,177
Units purchased	6,539	6,047	19,395	17,913	18,429	27,277	5,761	7,737
Units redeemed	(5,768)	(13,207)	(15,968)	(13,201)	(19,497)	(24,708)	(16,126)	(12,319)

Ending units	57,838	57,067	149,827	146,400	244,566	245,634	92,230	102,595

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HIBF		GEM		GIG		NVIE6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$85,336	90,873	19,237	22,980	2,544	8,514	1,160	20,409
Realized gain (loss) on investments	(21,200)	(2,609)	(31,834)	25,966	(5,418)	2,327	13,490	53,027
Change in unrealized gain (loss) on investments	(95,173)	(105,397)	(367,521)	(102,379)	(37,437)	(20,435)	(42,296)	(67,179)
Reinvested capital gains	14,800	-	-	-	19,955	-	15,906	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,237)	(17,133)	(380,118)	(53,433)	(20,356)	(9,594)	(11,740)	6,257

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	110,896	97,599	202,239	174,574	99,753	40,320	-	299
Transfers between funds	(37,879)	2,509,659	15,765	2,753,084	26,012	511,661	(13,171)	(269)
Surrenders (note 6)	(722,817)	(244,635)	(228,008)	(279,170)	(42,749)	(71,117)	(8,092)	(121,081)
Death Benefits (note 4)	(66,265)	(6,481)	(2,622)	(10,708)	-	(15,592)	-	-
Net policy repayments (loans) (note 5)	72,550	5,413	6,378	(19,961)	2,317	4,152	(1,383)	(1,718)
Deductions for surrender charges (note 2d)	(14,915)	(19,541)	(5,066)	(6,894)	(2,942)	(1,103)	(4,189)	(2,760)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,489)	(60,990)	(104,755)	(77,635)	(27,357)	(19,560)	(14,350)	(17,552)
Asset charges (note 3)	(6,510)	(5,660)	(8,660)	(6,680)	(2,038)	(1,425)	(1,603)	(1,917)
Adjustments to maintain reserves	4	(6)	3	(9)	(5)	(17)	(46)	(32)

Net equity transactions	(730,425)	2,275,358	(124,726)	2,526,601	52,991	447,319	(42,834)	(145,030)

Net change in contract owners’ equity	(746,662)	2,258,225	(504,844)	2,473,168	32,635	437,725	(54,574)	(138,773)
Contract owners’ equity beginning of period	2,258,225	-	2,473,168	-	437,725	-	450,243	589,016

Contract owners’ equity end of period	$1,511,563	2,258,225	1,968,324	2,473,168	470,360	437,725	395,669	450,243

CHANGES IN UNITS:
Beginning units	123,863	-	253,805	-	44,801	-	46,167	59,962
Units purchased	7,565	141,157	38,266	289,181	11,001	55,102	-	58,882
Units redeemed	(46,300)	(17,294)	(51,614)	(35,376)	(6,143)	(10,301)	(4,246)	(72,677)

Ending units	85,128	123,863	240,457	253,805	49,659	44,801	41,921	46,167

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$8,828	11,704	26,754	29,156	105,237	77,583	46,452	37,050
Realized gain (loss) on investments	42,209	53,288	121,947	130,017	82,395	255,545	11,330	35,626
Change in unrealized gain (loss) on investments	(152,519)	(183,527)	(753,462)	166,984	(545,041)	(323,298)	(140,154)	(45,387)
Reinvested capital gains	96,951	202,306	588,232	-	300,583	175,494	61,395	36,636

Net increase (decrease) in contract owners’ equity resulting from operations	(4,531)	83,771	(16,529)	326,157	(56,826)	185,324	(20,977)	63,925

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,155	22,886	245,573	236,255	579,787	885,165	208,946	185,890
Transfers between funds	(206,416)	(44,442)	(8,045)	(34,999)	(205,221)	(505,876)	12,706	(18,752)
Surrenders (note 6)	(4,472)	(11,516)	(93,902)	(104,827)	(67,452)	(224,388)	-	(40,591)
Death Benefits (note 4)	-	-	(1,786)	(2,510)	-	-	-	-
Net policy repayments (loans) (note 5)	(3,794)	(3,933)	(25,286)	(4,487)	(47,497)	(132,340)	(11,642)	(2,808)
Deductions for surrender charges (note 2d)	(478)	(3,409)	(5,905)	(6,971)	(8,249)	(17,142)	-	(1,292)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,216)	(16,440)	(114,082)	(114,960)	(147,779)	(144,602)	(93,997)	(83,477)
Asset charges (note 3)	(2,423)	(2,664)	(13,019)	(12,691)	(16,244)	(15,634)	(7,593)	(6,427)
Adjustments to maintain reserves	10	3	(1)	17	(4)	2	(10)	11

Net equity transactions	(212,634)	(59,515)	(16,453)	(45,173)	87,341	(154,815)	108,410	32,554

Net change in contract owners’ equity	(217,165)	24,256	(32,982)	280,984	30,515	30,509	87,433	96,479
Contract owners’ equity beginning of period	1,311,288	1,287,032	3,437,884	3,156,900	3,610,967	3,580,458	1,592,880	1,496,401

Contract owners’ equity end of period	$1,094,123	1,311,288	3,404,902	3,437,884	3,641,482	3,610,967	1,680,313	1,592,880

CHANGES IN UNITS:
Beginning units	90,303	94,482	208,011	211,084	256,282	265,490	114,207	112,078
Units purchased	1,453	2,531	15,327	18,238	54,245	38,427	16,062	19,050
Units redeemed	(15,586)	(6,710)	(16,457)	(21,311)	(47,943)	(47,635)	(8,510)	(16,921)

Ending units	76,170	90,303	206,881	208,011	262,584	256,282	121,759	114,207

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$110,570	113,767	13,498	13,238	233,060	205,713	517,412	453,326
Realized gain (loss) on investments	220,915	208,252	202	47,612	255,381	255,328	585,795	1,432,958
Change in unrealized gain (loss) on investments	(578,845)	(262,380)	(35,754)	(45,932)	(1,006,400)	(287,955)	(2,911,090)	(2,552,137)
Reinvested capital gains	235,867	145,611	17,845	17,178	449,568	194,062	1,632,812	1,480,968

Net increase (decrease) in contract owners’ equity resulting from operations	(11,493)	205,250	(4,209)	32,096	(68,391)	367,148	(175,071)	815,115

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	457,308	642,172	54,714	52,095	514,805	677,076	1,194,064	1,656,183
Transfers between funds	(966,595)	701,468	5,209	(1,009,917)	3,684	(781,102)	(1,857,615)	(645,504)
Surrenders (note 6)	(93,012)	(754,376)	(5)	(11,199)	(558,345)	(110,041)	(1,079,348)	(2,718,525)
Death Benefits (note 4)	-	-	-	(8,819)	-	(3,435)	(2,958)	(12,197)
Net policy repayments (loans) (note 5)	(5,942)	11,110	603	10,063	(84,392)	62,566	(390,723)	(298,002)
Deductions for surrender charges (note 2d)	(2,392)	(15,434)	-	(835)	(8,843)	(12,231)	(48,527)	(87,178)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(177,029)	(185,028)	(25,704)	(50,065)	(376,338)	(372,921)	(698,101)	(767,065)
Asset charges (note 3)	(17,258)	(17,790)	(2,431)	(2,694)	(32,889)	(32,809)	(71,658)	(78,384)
Adjustments to maintain reserves	11	(7)	(11)	6	(19)	(231)	10	(8)

Net equity transactions	(804,909)	382,115	32,375	(1,021,365)	(542,337)	(573,128)	(2,954,856)	(2,950,680)

Net change in contract owners’ equity	(816,402)	587,365	28,166	(989,269)	(610,728)	(205,980)	(3,129,927)	(2,135,565)
Contract owners’ equity beginning of period	4,219,121	3,631,756	583,957	1,573,226	8,370,493	8,576,473	17,915,041	20,050,606

Contract owners’ equity end of period	$3,402,719	4,219,121	612,123	583,957	7,759,765	8,370,493	14,785,114	17,915,041

CHANGES IN UNITS:
Beginning units	297,463	268,094	44,508	124,010	594,818	637,840	1,268,509	1,485,855
Units purchased	36,414	102,152	4,628	5,150	53,719	59,376	100,540	129,066
Units redeemed	(91,193)	(72,783)	(2,176)	(84,652)	(91,688)	(102,398)	(307,010)	(346,412)

Ending units	242,684	297,463	46,960	44,508	556,849	594,818	1,062,039	1,268,509

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMC1		NVCBD1		NVLCP1		TRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,269	16,767	22,400	21,024	4,977	3,073	33,510	31,344
Realized gain (loss) on investments	9,848	22,260	3,068	6,574	(1,860)	(874)	133,679	157,159
Change in unrealized gain (loss) on investments	(58,537)	(27,879)	(34,087)	9,382	(6,315)	3,999	(141,310)	118,230
Reinvested capital gains	26,474	18,017	3,537	-	1,537	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,946)	29,165	(5,082)	36,980	(1,661)	6,198	25,879	306,733

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,953	27,534	45,264	41,099	18,577	10,445	181,587	206,412
Transfers between funds	72,525	5,886	1,202	22,172	130,727	(10,828)	(37,321)	(36,862)
Surrenders (note 6)	(124,160)	(20,861)	(12,231)	(46,516)	(778)	-	(103,805)	(158,819)
Death Benefits (note 4)	-	-	-	(220)	-	(3,049)	(1,811)	(2,468)
Net policy repayments (loans) (note 5)	36,711	(35,688)	(31,781)	5,549	3,603	(15,004)	(42,134)	(7,512)
Deductions for surrender charges (note 2d)	(3,084)	(1,817)	(1,276)	(2,872)	-	(134)	(6,769)	(9,968)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,127)	(38,092)	(32,897)	(33,780)	(8,433)	(4,786)	(119,708)	(123,077)
Asset charges (note 3)	(3,033)	(2,995)	(3,156)	(3,170)	(697)	(520)	(10,657)	(10,760)
Adjustments to maintain reserves	3	2	4	5	-	(4)	(9)	(254)

Net equity transactions	(33,212)	(66,031)	(34,871)	(17,733)	142,999	(23,880)	(140,627)	(143,308)

Net change in contract owners’ equity	(38,158)	(36,866)	(39,953)	19,247	141,338	(17,682)	(114,748)	163,425
Contract owners’ equity beginning of period	680,709	717,575	759,029	739,782	122,377	140,059	2,765,412	2,601,987

Contract owners’ equity end of period	$642,551	680,709	719,076	759,029	263,715	122,377	2,650,664	2,765,412

CHANGES IN UNITS:
Beginning units	49,619	54,489	55,369	56,693	8,257	9,931	146,750	154,851
Units purchased	6,631	2,591	3,814	6,215	10,341	3,269	9,994	13,555
Units redeemed	(8,997)	(7,461)	(6,348)	(7,539)	(748)	(4,943)	(17,387)	(21,656)

Ending units	47,253	49,619	52,835	55,369	17,850	8,257	139,357	146,750

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GBF		CAF		GVIX2		GVIDA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$52,900	57,242	1,134	394	13,288	10,641	124,090	143,577
Realized gain (loss) on investments	(12,051)	(49,451)	7,416	46,643	(2,595)	1,097	344,589	731,335
Change in unrealized gain (loss) on investments	(43,656)	120,506	(17,227)	(35,752)	(23,479)	(48,071)	(559,725)	(425,259)
Reinvested capital gains	-	-	16,310	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,807)	128,297	7,633	11,285	(12,786)	(36,333)	(91,046)	449,653

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	284,760	252,673	190,313	17,807	20,994	17,629	758,667	1,008,066
Transfers between funds	6,669	(113,207)	13,834	(248,666)	70,550	579,200	(305,043)	(962,579)
Surrenders (note 6)	(126,126)	(122,587)	-	-	(2,026)	(17,818)	(207,688)	(264,715)
Death Benefits (note 4)	(1,344)	(1,721)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,363)	(6,171)	1,782	157	7,343	9,367	33,509	(48,582)
Deductions for surrender charges (note 2d)	(6,804)	(8,044)	-	-	(357)	(740)	(10,890)	(28,689)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(127,159)	(127,014)	(9,264)	(11,101)	(15,239)	(9,919)	(354,864)	(381,392)
Asset charges (note 3)	(12,060)	(11,978)	(726)	(615)	(1,672)	(1,078)	(36,189)	(36,814)
Adjustments to maintain reserves	-	29	(2)	1	(7)	2	(35)	55

Net equity transactions	(427)	(138,020)	195,937	(242,417)	79,586	576,643	(122,533)	(714,650)

Net change in contract owners’ equity	(3,234)	(9,723)	203,570	(231,132)	66,800	540,310	(213,579)	(264,997)
Contract owners’ equity beginning of period	2,950,972	2,960,695	115,084	346,216	540,310	-	8,679,230	8,944,227

Contract owners’ equity end of period	$2,947,738	2,950,972	318,654	115,084	607,110	540,310	8,465,651	8,679,230

CHANGES IN UNITS:
Beginning units	201,465	211,364	7,617	25,511	57,891	-	464,591	502,645
Units purchased	23,388	22,003	13,361	1,419	10,133	59,288	44,199	58,564
Units redeemed	(23,390)	(31,902)	(828)	(19,313)	(2,147)	(1,397)	(51,064)	(96,618)

Ending units	201,463	201,465	20,150	7,617	65,877	57,891	457,726	464,591

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$14,671	13,677	6,652	7,865	16,298	19,381	431,582	459,778
Realized gain (loss) on investments	7,294	7,296	22,364	18,035	1,204	41,578	623,888	398,742
Change in unrealized gain (loss) on investments	(43,466)	7,767	(48,427)	(9,722)	(47,193)	(50,040)	(2,224,696)	470,879
Reinvested capital gains	19,021	2,676	15,858	6,346	33,170	34,032	1,091,270	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,480)	31,416	(3,553)	22,524	3,479	44,951	(77,956)	1,329,399

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,128	76,193	22,836	19,551	48,979	53,691	847,610	1,151,902
Transfers between funds	13,572	95,675	8,083	6,942	(4,195)	(103,202)	(347,223)	1,380,169
Surrenders (note 6)	-	-	(40,429)	(22,367)	(74,506)	(424,390)	(723,702)	(686,095)
Death Benefits (note 4)	-	-	-	-	(27,408)	-	(7,249)	(54,889)
Net policy repayments (loans) (note 5)	(6,111)	(1,726)	(7,311)	(30,623)	(5,341)	9,085	(1,546)	(103,964)
Deductions for surrender charges (note 2d)	-	(14)	(2,102)	(722)	(3,014)	(16,655)	(16,107)	(42,068)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,109)	(37,568)	(21,592)	(25,593)	(57,785)	(65,994)	(894,268)	(926,731)
Asset charges (note 3)	(2,993)	(2,621)	(2,184)	(2,423)	(4,006)	(4,830)	(77,513)	(80,616)
Adjustments to maintain reserves	(8)	7	11	-	15	1	(4)	9

Net equity transactions	36,479	129,946	(42,688)	(55,235)	(127,261)	(552,294)	(1,220,002)	637,717

Net change in contract owners’ equity	33,999	161,362	(46,241)	(32,711)	(123,782)	(507,343)	(1,297,958)	1,967,116
Contract owners’ equity beginning of period	824,163	662,801	461,562	494,273	1,050,889	1,558,232	27,224,494	25,257,378

Contract owners’ equity end of period	$858,162	824,163	415,321	461,562	927,107	1,050,889	25,926,536	27,224,494

CHANGES IN UNITS:
Beginning units	49,253	41,426	24,147	27,206	70,838	109,123	1,574,486	1,536,403
Units purchased	4,799	10,390	1,637	2,414	3,443	4,372	51,400	152,025
Units redeemed	(2,678)	(2,563)	(3,940)	(5,473)	(11,952)	(42,657)	(121,431)	(113,942)

Ending units	51,374	49,253	21,844	24,147	62,329	70,838	1,504,455	1,574,486

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA		GVDMC		MCIF		SAM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$655,257	772,136	23,513	28,992	36,717	33,677	-	1
Realized gain (loss) on investments	1,994,247	2,167,306	57,998	40,505	71,292	265,372	-	-
Change in unrealized gain (loss) on investments	(3,798,109)	(699,211)	(148,841)	(25,796)	(406,706)	(178,048)	-	-
Reinvested capital gains	847,339	-	71,689	31,148	220,706	163,304	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(301,266)	2,240,231	4,359	74,849	(77,991)	284,305	-	1

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,167,802	3,725,125	87,039	109,754	290,898	207,112	609,710	780,709
Transfers between funds	(819,529)	1,153,152	(5,887)	34,524	887	(28,155)	2,392,270	337,642
Surrenders (note 6)	(2,718,689)	(5,095,147)	(199,759)	(50,060)	(155,486)	(61,454)	(3,336,069)	(1,368,016)
Death Benefits (note 4)	(40,163)	(205,854)	-	(875)	-	(1,197)	-	(240,442)
Net policy repayments (loans) (note 5)	2,277	(502,149)	5,494	(3,229)	7,964	(18,251)	1,427,134	(69,626)
Deductions for surrender charges (note 2d)	(122,545)	(137,383)	(27,531)	(9,485)	(20,397)	(4,284)	(135,435)	(35,396)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,635,969)	(1,772,561)	(104,465)	(113,020)	(105,313)	(105,081)	(622,374)	(754,070)
Asset charges (note 3)	(167,074)	(176,422)	(5,552)	(6,589)	(11,281)	(10,965)	(47,986)	(55,909)
Adjustments to maintain reserves	(17)	65	(4)	2	(10)	(253)	(3)	-

Net equity transactions	(2,333,907)	(3,011,174)	(250,665)	(38,978)	7,262	(22,528)	287,247	(1,405,108)

Net change in contract owners’ equity	(2,635,173)	(770,943)	(246,306)	35,871	(70,729)	261,777	287,247	(1,405,107)
Contract owners’ equity beginning of period	45,538,945	46,309,888	1,616,560	1,580,689	3,287,967	3,026,190	6,375,559	7,780,666

Contract owners’ equity end of period	$42,903,772	45,538,945	1,370,254	1,616,560	3,217,238	3,287,967	6,662,806	6,375,559

CHANGES IN UNITS:
Beginning units	2,498,172	2,666,396	99,372	101,772	132,344	133,282	555,262	677,636
Units purchased	159,761	282,866	5,601	9,393	13,984	9,226	252,696	99,277
Units redeemed	(287,023)	(451,090)	(20,716)	(11,793)	(13,464)	(10,164)	(227,679)	(221,651)

Ending units	2,370,910	2,498,172	84,257	99,372	132,864	132,344	580,279	555,262

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	17,181	26,755	15,917	23,773	22,241	21,227
Realized gain (loss) on investments	-	-	(19,463)	(7,844)	(26,094)	2,455	135,749	106,033
Change in unrealized gain (loss) on investments	-	-	(149,416)	(201,228)	(50,428)	(146,950)	(405,223)	(6,956)
Reinvested capital gains	-	-	141,761	131,516	-	-	395,856	294,109

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(9,937)	(50,801)	(60,605)	(120,722)	148,623	414,413

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,423,521	1,787,703	191,123	142,589	73,772	54,487	240,296	283,984
Transfers between funds	(860,510)	(1,638,594)	(30,291)	2,404,831	12,275	1,458,648	249,633	(29,972)
Surrenders (note 6)	(26,819)	(111,561)	(105,740)	(54,982)	(154,893)	(47,540)	(205,786)	(101,889)
Death Benefits (note 4)	-	-	(2,045)	(2,384)	(452)	(7,248)	(4,373)	(1,218)
Net policy repayments (loans) (note 5)	31,786	30,713	(4,487)	(1,475)	52,937	(8,826)	(44,894)	(9,815)
Deductions for surrender charges (note 2d)	(652)	(863)	(6,151)	(3,743)	(5,180)	(3,219)	(17,087)	(8,199)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,984)	(89,831)	(105,636)	(77,271)	(53,111)	(38,374)	(162,768)	(159,914)
Asset charges (note 3)	(4,149)	(4,024)	(9,056)	(6,656)	(4,798)	(3,650)	(15,041)	(14,094)
Adjustments to maintain reserves	(3)	(3)	(15)	107	6	2,140	(1)	(4)

Net equity transactions	486,190	(26,460)	(72,298)	2,401,016	(79,444)	1,406,418	39,979	(41,121)

Net change in contract owners’ equity	486,190	(26,460)	(82,235)	2,350,215	(140,049)	1,285,696	188,602	373,292
Contract owners’ equity beginning of period	394,040	420,500	2,350,215	-	1,285,696	-	4,420,197	4,046,905

Contract owners’ equity end of period	$880,230	394,040	2,267,980	2,350,215	1,145,647	1,285,696	4,608,799	4,420,197

CHANGES IN UNITS:
Beginning units	39,404	42,050	239,927	-	141,163	-	275,599	278,656
Units purchased	204,109	236,633	20,187	258,544	10,521	153,441	32,752	25,678
Units redeemed	(155,490)	(239,279)	(27,440)	(18,617)	(19,112)	(12,278)	(30,534)	(28,735)

Ending units	88,023	39,404	232,674	239,927	132,572	141,163	277,817	275,599

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$22,536	24,406	-	-	284	1,182	38,290	38,470
Realized gain (loss) on investments	116,675	274,296	158,824	196,795	(13,122)	4,302	73,365	117,783
Change in unrealized gain (loss) on investments	(380,587)	(274,189)	(691,067)	(457,958)	8,852	(13,330)	(531,170)	(364,726)
Reinvested capital gains	194,673	192,992	508,573	384,349	1,949	17,033	331,044	629,184

Net increase (decrease) in contract owners’ equity resulting from operations	(46,703)	217,505	(23,670)	123,186	(2,037)	9,187	(88,471)	420,711

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	125,425	126,211	200,732	196,809	8,017	8,365	162,530	172,694
Transfers between funds	(79,921)	(61,336)	265,385	6,844	(62,105)	2,298	350,092	179,740
Surrenders (note 6)	(186,712)	(319,957)	(154,900)	(203,218)	-	-	(134,373)	(109,846)
Death Benefits (note 4)	(10,488)	-	(1,179)	(22,630)	-	-	(1,669)	(2,174)
Net policy repayments (loans) (note 5)	(16,398)	(29,765)	(30,813)	(3,028)	22	22	(10,537)	(24,633)
Deductions for surrender charges (note 2d)	(5,781)	(7,709)	(8,909)	(13,897)	-	-	(8,346)	(7,370)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,125)	(77,666)	(142,037)	(138,037)	(2,246)	(1,969)	(108,606)	(103,838)
Asset charges (note 3)	(6,880)	(7,738)	(12,639)	(12,220)	(183)	(183)	(10,641)	(9,936)
Adjustments to maintain reserves	8	1	9	2	13	(4)	(11)	9

Net equity transactions	(251,872)	(377,959)	115,649	(189,375)	(56,482)	8,529	238,439	94,646

Net change in contract owners’ equity	(298,575)	(160,454)	91,979	(66,189)	(58,519)	17,716	149,968	515,357
Contract owners’ equity beginning of period	2,015,625	2,176,079	3,165,444	3,231,633	79,140	61,424	2,890,235	2,374,878

Contract owners’ equity end of period	$1,717,050	2,015,625	3,257,423	3,165,444	20,621	79,140	3,040,203	2,890,235

CHANGES IN UNITS:
Beginning units	132,374	157,943	196,566	208,774	4,684	4,259	151,863	146,022
Units purchased	9,555	10,379	26,363	19,911	730	4,914	27,851	24,444
Units redeemed	(25,495)	(35,948)	(20,277)	(32,119)	(4,159)	(4,489)	(15,225)	(18,603)

Ending units	116,434	132,374	202,652	196,566	1,255	4,684	164,489	151,863

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCGF		SCVF		SCF		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	7,964	6,581	7,830	3,736	48,817	76,831
Realized gain (loss) on investments	167,172	76,864	70,944	279,399	188,773	126,932	17,435	34,788
Change in unrealized gain (loss) on investments	(259,988)	(255,164)	(265,172)	(331,075)	(433,944)	(452,148)	(138,094)	(19,682)
Reinvested capital gains	150,392	212,527	116,165	119,867	208,774	338,641	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,576	34,227	(70,099)	74,772	(28,567)	17,161	(71,842)	91,937

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	122,591	60,218	59,055	79,710	116,558	174,615	153,008	167,818
Transfers between funds	(172,084)	(620)	(29,589)	(161,165)	(160,264)	(19,438)	1,968	77,581
Surrenders (note 6)	(330,740)	(37,394)	(24,819)	(121,243)	(63,615)	(97,572)	(22,963)	(111,378)
Death Benefits (note 4)	-	-	-	-	(597)	-	(7,845)	-
Net policy repayments (loans) (note 5)	(3,057)	4,183	(9,200)	(4,912)	(12,717)	(52,465)	14,041	(30,975)
Deductions for surrender charges (note 2d)	(2,730)	(3,407)	(5,556)	(4,031)	(6,221)	(6,147)	(562)	(4,526)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,303)	(55,491)	(40,857)	(46,683)	(86,951)	(95,856)	(104,091)	(105,108)
Asset charges (note 3)	(4,975)	(5,220)	(4,424)	(4,979)	(8,579)	(9,519)	(9,202)	(9,295)
Adjustments to maintain reserves	13	(2)	(12)	6	(5)	6	4	7

Net equity transactions	(446,285)	(37,733)	(55,402)	(263,297)	(222,391)	(106,376)	24,358	(15,876)

Net change in contract owners’ equity	(388,709)	(3,506)	(125,501)	(188,525)	(250,958)	(89,215)	(47,484)	76,061
Contract owners’ equity beginning of period	1,529,237	1,532,743	1,201,277	1,389,802	2,222,977	2,312,192	2,450,888	2,374,827

Contract owners’ equity end of period	$1,140,528	1,529,237	1,075,776	1,201,277	1,972,019	2,222,977	2,403,404	2,450,888

CHANGES IN UNITS:
Beginning units	83,939	86,497	54,707	67,737	104,414	109,490	157,797	158,838
Units purchased	6,670	5,518	3,363	4,293	6,192	10,731	16,949	16,022
Units redeemed	(28,476)	(8,076)	(5,939)	(17,323)	(16,440)	(15,807)	(15,401)	(17,063)

Ending units	62,133	83,939	52,131	54,707	94,166	104,414	159,345	157,797

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,899	857	13,255	6,833	96,955	109,102	7,518	5,246
Realized gain (loss) on investments	(414)	(2)	553	2,908	576,503	560,849	4,553	8,310
Change in unrealized gain (loss) on investments	(1,680)	(423)	(17,108)	(6,475)	(2,208,594)	(960,985)	(17,456)	(2,646)
Reinvested capital gains	-	-	-	-	2,299,479	1,557,918	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(195)	432	(3,300)	3,266	764,343	1,266,884	(5,385)	10,910

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,906	40,054	16,659	16,014	866,337	842,290	183,701	154,457
Transfers between funds	26,671	2,014	97,107	(132,541)	(518,969)	138,960	32,979	32,440
Surrenders (note 6)	(18,216)	-	(577,910)	(36,653)	(665,873)	(691,369)	(554)	(470)
Death Benefits (note 4)	-	-	-	-	(15,091)	(82,173)	-	-
Net policy repayments (loans) (note 5)	-	-	575,949	49,351	(80,834)	(200,889)	(5,535)	25
Deductions for surrender charges (note 2d)	-	-	(13,488)	(2,044)	(64,725)	(42,445)	(1,060)	(225)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,610)	(2,972)	(34,332)	(24,457)	(632,811)	(657,278)	(51,705)	(36,229)
Asset charges (note 3)	(355)	(287)	(2,449)	(2,432)	(54,809)	(54,904)	(2,663)	(1,652)
Adjustments to maintain reserves	5	(3)	(2)	(7)	16	(7)	9	(2)

Net equity transactions	16,401	38,806	61,534	(132,769)	(1,166,759)	(747,815)	155,172	148,344

Net change in contract owners’ equity	16,206	39,238	58,234	(129,503)	(402,416)	519,069	149,787	159,254
Contract owners’ equity beginning of period	85,225	45,987	723,647	853,150	15,391,029	14,871,960	301,550	142,296

Contract owners’ equity end of period	$101,431	85,225	781,881	723,647	14,988,613	15,391,029	451,337	301,550

CHANGES IN UNITS:
Beginning units	8,276	4,500	62,885	74,505	627,642	659,843	21,483	10,658
Units purchased	4,209	4,275	15,586	10,409	34,127	51,869	15,350	13,660
Units redeemed	(2,627)	(499)	(10,293)	(22,029)	(80,158)	(84,070)	(4,424)	(2,835)

Ending units	9,858	8,276	68,178	62,885	581,611	627,642	32,409	21,483

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,362	3,410	4,452	3,005	2,658	1,608	29,340	22,464
Realized gain (loss) on investments	1,421	1,095	4,036	5,280	(58)	19	8,184	5,886
Change in unrealized gain (loss) on investments	(11,338)	1,190	(20,240)	(4,105)	(5,812)	(1,170)	(107,875)	21,361
Reinvested capital gains	4,889	634	8,497	2,157	3,502	1,992	61,680	-

Net increase (decrease) in contract owners’ equity resulting from operations	(666)	6,329	(3,255)	6,337	290	2,449	(8,671)	49,711

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	77,450	127,597	88,839	96,289	52,761	34,134	447,412	418,436
Transfers between funds	5,265	7,350	16,839	(2,125)	15,918	15,013	11,827	53,090
Surrenders (note 6)	-	(1)	-	(282)	-	-	(90)	(192)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	24	27	7,673	9,020	(2,151)	-	600	96
Deductions for surrender charges (note 2d)	(240)	(261)	(1,351)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,301)	(31,834)	(25,111)	(19,958)	(10,643)	(7,645)	(106,840)	(86,991)
Asset charges (note 3)	(1,667)	(1,218)	(1,726)	(1,089)	(528)	(329)	(9,432)	(6,780)
Adjustments to maintain reserves	(3)	3	11	(1)	(6)	(1)	3	(6)

Net equity transactions	44,528	101,663	85,174	81,854	55,351	41,172	343,480	377,653

Net change in contract owners’ equity	43,862	107,992	81,919	88,191	55,641	43,621	334,809	427,364
Contract owners’ equity beginning of period	192,589	84,597	164,612	76,421	98,811	55,190	1,257,446	830,082

Contract owners’ equity end of period	$236,451	192,589	246,531	164,612	154,452	98,811	1,592,255	1,257,446

CHANGES IN UNITS:
Beginning units	15,689	7,215	12,559	6,143	8,847	5,143	98,769	68,660
Units purchased	6,652	11,287	8,571	8,263	6,101	4,429	38,422	37,974
Units redeemed	(3,077)	(2,813)	(2,247)	(1,847)	(1,181)	(725)	(11,930)	(7,865)

Ending units	19,264	15,689	18,883	12,559	13,767	8,847	125,261	98,769

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDMAP		NVDMCP		NVTIV3		EIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$14,465	11,318	4,056	3,515	41,562	86,356	54,058	60,945
Realized gain (loss) on investments	8,003	18,457	185	462	688	37,102	181,277	187,166
Change in unrealized gain (loss) on investments	(43,764)	(4,118)	(15,073)	281	(229,945)	(410,687)	(453,306)	56,909
Reinvested capital gains	14,534	-	10,803	3,221	101,785	91,602	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,762)	25,657	(29)	7,479	(85,910)	(195,627)	(217,971)	305,020

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	290,564	200,411	53,591	42,178	189,325	213,901	184,043	196,829
Transfers between funds	10,067	127,132	(14)	16,474	38,783	(57,363)	(61,639)	(15,082)
Surrenders (note 6)	(1,393)	(37,299)	-	-	(102,234)	(111,330)	(113,673)	(124,546)
Death Benefits (note 4)	-	-	-	-	(1,933)	(2,403)	(879)	(1,182)
Net policy repayments (loans) (note 5)	(379)	279	-	-	7,903	4,476	(27,808)	(28,433)
Deductions for surrender charges (note 2d)	(1,632)	(2,456)	-	-	(5,989)	(8,798)	(8,846)	(7,407)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(89,854)	(60,975)	(20,354)	(17,733)	(96,862)	(108,930)	(130,074)	(139,420)
Asset charges (note 3)	(5,078)	(3,501)	(1,219)	(983)	(8,505)	(9,369)	(12,014)	(12,983)
Adjustments to maintain reserves	5	(6)	5	(7)	(10)	(101)	(4)	9

Net equity transactions	202,300	223,585	32,009	39,929	20,478	(79,917)	(170,894)	(132,215)

Net change in contract owners’ equity	195,538	249,242	31,980	47,408	(65,432)	(275,544)	(388,865)	172,805
Contract owners’ equity beginning of period	633,601	384,359	180,061	132,653	2,145,648	2,421,192	3,574,810	3,402,005

Contract owners’ equity end of period	$829,139	633,601	212,041	180,061	2,080,216	2,145,648	3,185,945	3,574,810

CHANGES IN UNITS:
Beginning units	47,106	30,035	15,086	11,656	134,015	138,906	184,724	191,912
Units purchased	22,472	25,175	4,440	5,035	14,503	144,910	11,319	12,890
Units redeemed	(7,570)	(8,104)	(1,789)	(1,605)	(13,314)	(149,801)	(20,347)	(20,078)

Ending units	62,008	47,106	17,737	15,086	135,204	134,015	175,696	184,724

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$119,453	132,731	577	322	2,211	1,486	2,320	1,401
Realized gain (loss) on investments	(128,284)	26,026	(1,058)	35	2,011	1,075	(367)	3,959
Change in unrealized gain (loss) on investments	(888,796)	(170,268)	(1,316)	(707)	(6,712)	(2,316)	(27,790)	(3,540)
Reinvested capital gains	656,482	1,122,791	1,098	539	1,382	945	15,048	5,642

Net increase (decrease) in contract owners’ equity resulting from operations	(241,145)	1,111,280	(699)	189	(1,108)	1,190	(10,789)	7,462

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	349,206	417,998	12,459	2,907	27,665	34,238	22,404	24,034
Transfers between funds	(131,819)	28,306	3,469	15,946	(2,789)	17,949	52,805	35,451
Surrenders (note 6)	(339,237)	(270,423)	(10,584)	-	-	-	-	(12,943)
Death Benefits (note 4)	-	(7,626)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(64,160)	(18,341)	-	-	-	-	(461)	-
Deductions for surrender charges (note 2d)	(23,318)	(16,494)	(736)	-	(239)	-	-	(1,350)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(205,420)	(209,211)	(1,086)	(874)	(12,599)	(8,943)	(8,386)	(4,808)
Asset charges (note 3)	(17,997)	(17,817)	(101)	(58)	(814)	(592)	(775)	(523)
Adjustments to maintain reserves	3	(139)	(9)	3	(1)	4	(1)	(3)

Net equity transactions	(432,742)	(93,747)	3,412	17,924	11,223	42,656	65,586	39,858

Net change in contract owners’ equity	(673,887)	1,017,533	2,713	18,113	10,115	43,846	54,797	47,320
Contract owners’ equity beginning of period	4,889,430	3,871,897	18,113	-	104,635	60,789	152,006	104,686

Contract owners’ equity end of period	$4,215,543	4,889,430	20,826	18,113	114,750	104,635	206,803	152,006

CHANGES IN UNITS:
Beginning units	310,416	316,816	1,532	-	9,110	5,403	11,466	8,256
Units purchased	28,547	40,908	1,366	1,611	4,337	4,539	5,665	4,784
Units redeemed	(56,181)	(47,308)	(1,082)	(79)	(3,284)	(832)	(731)	(1,574)

Ending units	282,782	310,416	1,816	1,532	10,163	9,110	16,400	11,466

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVEX1		NOTB3		NOTG3		NOTMG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$52,368	20,073	830	444	1,611	1,423	1,219	805
Realized gain (loss) on investments	27,542	8,284	(44)	726	2,945	319	89	316
Change in unrealized gain (loss) on investments	(90,982)	72,157	(6,042)	(1,055)	(15,259)	(211)	(10,326)	(969)
Reinvested capital gains	35,744	-	1,658	315	539	-	2,118	825

Net increase (decrease) in contract owners’ equity resulting from operations	24,672	100,514	(3,598)	430	(10,164)	1,531	(6,900)	977

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,246,087	160,237	29,794	15,165	30,312	57,092	37,524	19,097
Transfers between funds	502,488	484,033	22,564	24,428	(5,233)	27,893	16,738	22,218
Surrenders (note 6)	(6,845)	85	-	(251)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,686)	(8,715)	-	-	(29,750)	-	-	-
Deductions for surrender charges (note 2d)	(3,369)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,549)	(39,038)	(7,275)	(3,989)	(10,279)	(6,122)	(13,610)	(7,301)
Asset charges (note 3)	(10,070)	(2,689)	(383)	(192)	(881)	(698)	(646)	(451)
Adjustments to maintain reserves	(4)	-	(6)	4	16	(4)	1	(7)

Net equity transactions	1,612,052	593,913	44,694	35,165	(15,815)	78,161	40,007	33,556

Net change in contract owners’ equity	1,636,724	694,427	41,096	35,595	(25,979)	79,692	33,107	34,533
Contract owners’ equity beginning of period	1,155,236	460,809	41,925	6,330	142,883	63,191	70,547	36,014

Contract owners’ equity end of period	$2,791,960	1,155,236	83,021	41,925	116,904	142,883	103,654	70,547

CHANGES IN UNITS:
Beginning units	86,100	38,933	3,942	613	12,941	5,791	6,442	3,379
Units purchased	129,720	51,148	6,105	3,723	3,497	7,854	4,992	3,772
Units redeemed	(10,127)	(3,981)	(1,870)	(394)	(4,775)	(704)	(1,315)	(709)

Ending units	205,693	86,100	8,177	3,942	11,663	12,941	10,119	6,442

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVSVA		ACVIP2		ACVMV1		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$15,092	11,244	55,501	35,613	47,840	31,015	24,902	20,155
Realized gain (loss) on investments	85,089	57,660	(220,407)	(51,501)	99,186	159,566	176,249	225,090
Change in unrealized gain (loss) on investments	(514,416)	(106,302)	107,808	9,771	(308,970)	44,126	(497,496)	(270,613)
Reinvested capital gains	306,755	185,457	-	60,462	128,329	165,850	222,004	191,419

Net increase (decrease) in contract owners’ equity resulting from operations	(107,480)	148,059	(57,098)	54,345	(33,615)	400,557	(74,341)	166,051

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	194,807	63,721	94,566	99,514	180,887	227,828	185,116	201,638
Transfers between funds	167,482	147,365	(767,500)	1,191,725	354,946	102,879	(105,066)	(213,139)
Surrenders (note 6)	(144,802)	(30,951)	(318,151)	(194,364)	(181,501)	(179,093)	(210,242)	(118,467)
Death Benefits (note 4)	(2,648)	-	(64,648)	-	-	(23,350)	(3,925)	(1,148)
Net policy repayments (loans) (note 5)	(24,188)	(3,569)	42,678	(16,384)	13,525	(42,718)	(2,108)	(13,111)
Deductions for surrender charges (note 2d)	(2,805)	(5,902)	(7,029)	(10,877)	(6,446)	(10,470)	(19,954)	(4,122)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,181)	(37,336)	(116,561)	(106,220)	(95,672)	(95,145)	(122,416)	(132,113)
Asset charges (note 3)	(4,518)	(3,828)	(10,142)	(9,673)	(9,040)	(8,486)	(12,364)	(13,093)
Adjustments to maintain reserves	4	(3)	3	-	-	(150)	(13)	15

Net equity transactions	140,151	129,497	(1,146,784)	953,721	256,699	(28,705)	(290,972)	(293,540)

Net change in contract owners’ equity	32,671	277,556	(1,203,882)	1,008,066	223,084	371,852	(365,313)	(127,489)
Contract owners’ equity beginning of period	1,884,714	1,607,158	2,964,387	1,956,321	2,769,108	2,397,256	3,601,102	3,728,591

Contract owners’ equity end of period	$1,917,385	1,884,714	1,760,505	2,964,387	2,992,192	2,769,108	3,235,789	3,601,102

CHANGES IN UNITS:
Beginning units	101,218	94,251	202,867	138,298	101,437	102,237	152,932	166,456
Units purchased	17,508	11,978	7,458	88,726	15,724	13,519	9,742	10,580
Units redeemed	(9,777)	(5,011)	(86,797)	(24,157)	(5,959)	(14,319)	(21,979)	(24,104)

Ending units	108,949	101,218	123,528	202,867	111,202	101,437	140,695	152,932

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		FQB		FNRS2		FEIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$28,187	33,742	61,374	61,790	29,171	24,493	137,060	125,528
Realized gain (loss) on investments	112,557	109,023	(7,357)	6,588	(67,114)	300,385	218,481	139,112
Change in unrealized gain (loss) on investments	(259,994)	(50,056)	(52,185)	(8,056)	(711,259)	(841,109)	(953,919)	34,393
Reinvested capital gains	86,487	49,683	-	-	89,970	50,099	417,270	62,467

Net increase (decrease) in contract owners’ equity resulting from operations	(32,763)	142,392	1,832	60,322	(659,232)	(466,132)	(181,108)	361,500

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	119,443	101,575	94,968	159,255	177,753	265,232	319,095	332,657
Transfers between funds	(236,778)	(141,375)	(464,218)	(44,750)	202,847	(1,260,771)	(100,119)	134,487
Surrenders (note 6)	(22,164)	(109,394)	(11,548)	664	(68,054)	(235,729)	(116,353)	(162,243)
Death Benefits (note 4)	-	-	(64,681)	(2,456)	-	-	(3,838)	-
Net policy repayments (loans) (note 5)	(18,232)	(30,201)	49,052	(9,993)	(6,492)	(5,229)	(74,031)	(31,114)
Deductions for surrender charges (note 2d)	(1,527)	(1,552)	(510)	(135)	(29,940)	(15,242)	(9,337)	(11,887)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,401)	(57,683)	(54,078)	(62,525)	(107,309)	(162,374)	(188,207)	(196,204)
Asset charges (note 3)	(6,038)	(6,722)	(4,895)	(5,676)	(9,233)	(13,218)	(15,882)	(16,167)
Adjustments to maintain reserves	(1)	(5)	(4)	10	(19)	(28)	(6)	1

Net equity transactions	(218,698)	(245,357)	(455,914)	34,394	159,553	(1,427,359)	(188,678)	49,530

Net change in contract owners’ equity	(251,461)	(102,965)	(454,082)	94,716	(499,679)	(1,893,491)	(369,786)	411,030
Contract owners’ equity beginning of period	1,764,786	1,867,751	1,618,909	1,524,193	3,078,848	4,972,339	4,582,610	4,171,580

Contract owners’ equity end of period	$1,513,325	1,764,786	1,164,827	1,618,909	2,579,169	3,078,848	4,212,824	4,582,610

CHANGES IN UNITS:
Beginning units	85,970	98,348	102,217	99,887	155,584	219,194	248,943	246,209
Units purchased	11,122	5,577	6,863	14,421	24,585	15,737	19,532	27,145
Units redeemed	(21,506)	(17,955)	(35,354)	(12,091)	(15,712)	(79,347)	(29,865)	(24,411)

Ending units	75,586	85,970	73,726	102,217	164,457	155,584	238,610	248,943

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF10S		FF20S		FF30S		FGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$16,605	15,008	48,877	42,408	50,224	43,563	5,930	2,882
Realized gain (loss) on investments	10,306	16,067	110,337	174,659	105,371	117,062	131,614	198,770
Change in unrealized gain (loss) on investments	(32,270)	(4,464)	(187,639)	(132,523)	(180,197)	(81,754)	(12,486)	97,571
Reinvested capital gains	2,763	15,343	11,897	49,002	16,063	55,982	96,205	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,596)	41,954	(16,528)	133,546	(8,539)	134,853	221,263	299,223

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,137	23,464	183,496	250,686	345,715	380,095	294,975	263,107
Transfers between funds	(6)	(20,656)	1,526	23,859	(87,955)	(55,774)	546,322	199,582
Surrenders (note 6)	-	614	(125,097)	(3,157)	(102,472)	(59,038)	(53,947)	(104,797)
Death Benefits (note 4)	-	-	(116,877)	-	-	-	(4,433)	-
Net policy repayments (loans) (note 5)	(388)	(1,625)	187,145	(341,084)	(35,195)	(20,346)	(69,998)	(127,671)
Deductions for surrender charges (note 2d)	-	7,356	(2,821)	(5,444)	(4,609)	(3,678)	(19,241)	(11,586)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,706)	(34,597)	(96,706)	(99,250)	(130,143)	(135,463)	(194,209)	(156,759)
Asset charges (note 3)	(3,636)	(3,406)	(9,540)	(9,623)	(12,979)	(12,707)	(13,063)	(11,613)
Adjustments to maintain reserves	(3)	30	5	1	(9)	20	47	778

Net equity transactions	(29,602)	(28,820)	21,131	(184,012)	(27,647)	93,109	486,453	51,041

Net change in contract owners’ equity	(32,198)	13,134	4,603	(50,466)	(36,186)	227,962	707,716	350,264
Contract owners’ equity beginning of period	982,182	969,048	2,690,950	2,741,416	2,978,108	2,750,146	3,041,593	2,691,329

Contract owners’ equity end of period	$949,984	982,182	2,695,553	2,690,950	2,941,922	2,978,108	3,749,309	3,041,593

CHANGES IN UNITS:
Beginning units	55,145	56,774	145,778	155,439	154,585	149,692	143,123	140,810
Units purchased	1,510	1,638	22,730	16,750	18,455	24,993	38,938	22,858
Units redeemed	(3,151)	(3,267)	(21,944)	(26,411)	(19,819)	(20,100)	(17,259)	(20,545)

Ending units	53,504	55,145	146,564	145,778	153,221	154,585	164,802	143,123

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FIGBS		FMCS		FOS		FVSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$115,175	105,270	32,615	13,715	26,807	-	2,361	2,312
Realized gain (loss) on investments	5,254	(4,816)	493,509	258,590	(15,181)	-	60,273	16,525
Change in unrealized gain (loss) on investments	(155,053)	151,424	(1,614,799)	40,602	(138,709)	-	(75,037)	(3,585)
Reinvested capital gains	3,877	1,797	1,006,027	199,627	2,111	-	195	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,747)	253,675	(82,648)	512,534	(124,972)	-	(12,208)	15,252

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	355,071	386,637	467,737	478,906	105,671	-	8,839	9,327
Transfers between funds	(156,436)	303,965	(219,439)	(334,079)	2,137,547	-	(2,539)	64,232
Surrenders (note 6)	(310,503)	(174,831)	(760,847)	(267,104)	(61,822)	-	(3,903)	(18,153)
Death Benefits (note 4)	(66,022)	(10,330)	(32,253)	(5,161)	(504)	-	(20,580)	-
Net policy repayments (loans) (note 5)	25,955	785	19,342	(57,512)	34,300	-	(264)	113
Deductions for surrender charges (note 2d)	(5,894)	(3,652)	(28,858)	(12,339)	(1,581)	-	136	(879)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(188,829)	(176,055)	(317,612)	(301,624)	(56,686)	-	(8,747)	(8,755)
Asset charges (note 3)	(17,179)	(17,067)	(27,126)	(27,834)	(5,376)	-	(782)	(879)
Adjustments to maintain reserves	8	18	(13)	20	(3)	-	14	(14)

Net equity transactions	(363,829)	309,470	(899,069)	(526,727)	2,151,546	-	(27,826)	44,992

Net change in contract owners’ equity	(394,576)	563,145	(981,717)	(14,193)	2,026,574	-	(40,034)	60,244
Contract owners’ equity beginning of period	4,894,243	4,331,098	8,609,359	8,623,552	-	-	250,790	190,546

Contract owners’ equity end of period	$4,499,667	4,894,243	7,627,642	8,609,359	2,026,574	-	210,756	250,790

CHANGES IN UNITS:
Beginning units	311,903	291,896	340,307	361,990	-	-	12,114	9,820
Units purchased	25,117	49,483	19,066	21,397	224,590	-	429	3,940
Units redeemed	(48,225)	(29,476)	(53,281)	(43,080)	(10,269)	-	(2,042)	(1,646)

Ending units	288,795	311,903	306,092	340,307	214,321	-	10,501	12,114

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVIS2		FTVRDI		FTVSVI		FTVDM2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$107,044	187,264	40,838	37,021	43,164	42,036	25,492	23,415
Realized gain (loss) on investments	1,573	273,913	152,476	143,353	277,753	240,143	(68,466)	2,143
Change in unrealized gain (loss) on investments	(270,255)	(235,700)	(526,789)	(27,982)	(1,341,639)	(602,420)	(367,525)	(108,606)
Reinvested capital gains	-	-	254,172	45,885	684,810	365,711	162,337	-

Net increase (decrease) in contract owners’ equity resulting from operations	(161,638)	225,477	(79,303)	198,277	(335,912)	45,470	(248,162)	(83,048)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	147,230	154,740	91,242	149,388	207,133	234,040	94,569	73,416
Transfers between funds	(60,504)	158,152	(210,452)	(81,979)	(92,622)	(10,924)	(152,352)	1,533,785
Surrenders (note 6)	(229,812)	(1,349,388)	(69,895)	(180,090)	(326,860)	(182,856)	(56,949)	(23,977)
Death Benefits (note 4)	(33,400)	-	(597)	-	(21,406)	(8,419)	-	-
Net policy repayments (loans) (note 5)	29,012	(113,724)	(30,996)	(10,049)	(5,399)	15,879	(5,752)	(14,796)
Deductions for surrender charges (note 2d)	(4,421)	(64,724)	(2,556)	(5,031)	(9,836)	148	(3,763)	(2,143)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,368)	(130,102)	(87,710)	(95,303)	(160,190)	(165,661)	(61,228)	(52,016)
Asset charges (note 3)	(8,380)	(10,500)	(7,001)	(8,108)	(15,600)	(16,900)	(4,370)	(3,703)
Adjustments to maintain reserves	11	(10)	6	(11)	5	3	3	(2)

Net equity transactions	(264,632)	(1,355,556)	(317,959)	(231,183)	(424,775)	(134,690)	(189,842)	1,510,564

Net change in contract owners’ equity	(426,270)	(1,130,079)	(397,262)	(32,906)	(760,687)	(89,220)	(438,004)	1,427,516
Contract owners’ equity beginning of period	2,464,998	3,595,077	2,534,009	2,566,915	5,011,905	5,101,125	1,427,516	-

Contract owners’ equity end of period	$2,038,728	2,464,998	2,136,747	2,534,009	4,251,218	5,011,905	989,512	1,427,516

CHANGES IN UNITS:
Beginning units	143,355	218,727	119,716	132,192	222,216	228,169	151,392	-
Units purchased	9,157	18,353	4,989	7,729	10,548	12,569	11,423	161,007
Units redeemed	(24,949)	(93,725)	(20,187)	(20,205)	(29,687)	(18,522)	(32,289)	(9,615)

Ending units	127,563	143,355	104,518	119,716	203,077	222,216	130,526	151,392

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TIF2		FTVGI2		FTVFA2		AMTB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$63,447	40,067	230,534	158,546	39,287	38,950	21,011	21,939
Realized gain (loss) on investments	(46,066)	(4,410)	(32,746)	(6,025)	12,253	21,649	(5,301)	(43,822)
Change in unrealized gain (loss) on investments	(207,527)	(311,685)	(342,034)	(125,782)	(130,847)	(22,658)	(13,808)	29,770
Reinvested capital gains	64,803	-	14,973	-	2,148	1,188	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(125,343)	(276,028)	(129,273)	26,739	(77,159)	39,129	1,902	7,887

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	130,301	89,390	119,628	91,207	67,261	73,410	81,185	77,495
Transfers between funds	37,632	2,234,994	4,021	3,117,433	(111,663)	6,946	173,602	25,938
Surrenders (note 6)	(102,994)	(27,775)	(52,183)	(85,443)	(13,241)	(14,654)	(17,763)	(60,710)
Death Benefits (note 4)	-	(6,028)	-	-	-	-	-	(5,035)
Net policy repayments (loans) (note 5)	(26,117)	(16,192)	13,093	(9,811)	(7,077)	(36,635)	(50,217)	(530,877)
Deductions for surrender charges (note 2d)	(7,422)	(2,296)	(5,534)	(1,363)	(1,675)	(1,868)	(2,310)	(3,127)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,861)	(56,264)	(102,700)	(73,774)	(26,067)	(29,340)	(60,803)	(64,025)
Asset charges (note 3)	(6,928)	(5,187)	(10,728)	(7,756)	(4,830)	(5,204)	(5,099)	(5,730)
Adjustments to maintain reserves	7	(7)	(6)	4	(2)	(7)	(3)	10

Net equity transactions	(52,382)	2,210,635	(34,409)	3,030,497	(97,294)	(7,352)	118,592	(566,061)

Net change in contract owners’ equity	(177,725)	1,934,607	(163,682)	3,057,236	(174,453)	31,777	120,494	(558,174)
Contract owners’ equity beginning of period	1,934,607	-	3,057,236	-	1,391,959	1,360,182	1,261,353	1,819,527

Contract owners’ equity end of period	$1,756,882	1,934,607	2,893,554	3,057,236	1,217,506	1,391,959	1,381,847	1,261,353

CHANGES IN UNITS:
Beginning units	221,480	-	303,125	-	100,743	101,247	103,745	150,567
Units purchased	18,357	233,499	20,805	319,709	5,070	5,747	23,228	9,922
Units redeemed	(24,740)	(12,019)	(24,130)	(16,584)	(11,859)	(6,251)	(13,526)	(56,744)

Ending units	215,097	221,480	299,800	303,125	93,954	100,743	113,447	103,745

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMMCGS		AMSRS		OVGS		OVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	5,511	3,773	49,591	42,229	290	1
Realized gain (loss) on investments	(21)	-	121,984	76,147	(12,507)	(17,495)	(227)	(228)
Change in unrealized gain (loss) on investments	(9,251)	-	(217,964)	23,485	(138,414)	(123,928)	(1,625)	(443)
Reinvested capital gains	-	-	87,125	-	247,233	172,282	1,768	1

Net increase (decrease) in contract owners’ equity resulting from operations	(9,272)	-	(3,344)	103,405	145,903	73,088	206	(669)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,038	-	71,615	82,288	267,412	183,580	6,404	5,510
Transfers between funds	227,729	-	(144,040)	48,026	(74,292)	3,609,537	110,440	17,065
Surrenders (note 6)	-	-	(57,795)	(78,338)	(113,381)	(28,395)	-	-
Death Benefits (note 4)	-	-	-	(15,512)	(5,273)	(1,583)	-	-
Net policy repayments (loans) (note 5)	(541)	-	13,240	(7,432)	(64,525)	(50,717)	181	-
Deductions for surrender charges (note 2d)	-	-	(2,361)	(3,947)	(12,707)	(5,377)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(938)	-	(42,578)	(45,522)	(162,050)	(110,355)	(3,211)	(317)
Asset charges (note 3)	(113)	-	(3,770)	(3,919)	(15,391)	(10,308)	(281)	(21)
Adjustments to maintain reserves	3	-	(1)	(10)	(2)	10	1	1

Net equity transactions	227,178	-	(165,690)	(24,366)	(180,209)	3,586,392	113,534	22,238

Net change in contract owners’ equity	217,906	-	(169,034)	79,039	(34,306)	3,659,480	113,740	21,569
Contract owners’ equity beginning of period	-	-	1,102,469	1,023,430	3,659,480	-	21,569	-

Contract owners’ equity end of period	$217,906	-	933,435	1,102,469	3,625,174	3,659,480	135,309	21,569

CHANGES IN UNITS:
Beginning units	-	-	51,011	52,270	243,058	-	2,370	-
Units purchased	22,877	-	3,479	6,938	19,642	257,374	12,375	2,406
Units redeemed	(178)	-	(11,099)	(8,197)	(31,057)	(14,316)	(371)	(36)

Ending units	22,699	-	43,391	51,011	231,643	243,058	14,374	2,370

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGI		OVSC		OVSB		PMVAAA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$40,403	33,961	21,355	16,453	21,980	16,801	13,349	19,298
Realized gain (loss) on investments	279,666	182,291	130,968	146,280	(3,600)	(7,437)	(11,570)	(922)
Change in unrealized gain (loss) on investments	(839,730)	124,656	(661,649)	(207,149)	(27,267)	3,480	(38,548)	(21,398)
Reinvested capital gains	659,718	82,091	352,479	264,328	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,057	422,999	(156,847)	219,912	(8,887)	12,844	(36,769)	(3,022)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	268,471	285,976	206,335	125,462	36,696	37,611	56,474	105,153
Transfers between funds	64,445	(10,317)	559,529	124,832	18,339	(220,912)	(31,273)	27,899
Surrenders (note 6)	(188,426)	(190,077)	(63,064)	(92,285)	(9,499)	(9,129)	(948)	-
Death Benefits (note 4)	(2,074)	(2,783)	-	(29,559)	-	-	-	-
Net policy repayments (loans) (note 5)	(42,458)	(442)	(125,456)	(16,183)	(57)	(1,148)	(200)	(122)
Deductions for surrender charges (note 2d)	(13,590)	(16,122)	(6,402)	(4,133)	(665)	(557)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(188,234)	(178,834)	(97,406)	(75,396)	(22,477)	(26,313)	(19,202)	(20,083)
Asset charges (note 3)	(16,121)	(15,743)	(7,975)	(6,932)	(1,514)	(1,653)	(2,000)	(1,650)
Adjustments to maintain reserves	2	3	20	(24)	2	3	(6)	7

Net equity transactions	(117,985)	(128,339)	465,581	25,782	20,825	(222,098)	2,845	111,204

Net change in contract owners’ equity	22,072	294,660	308,734	245,694	11,938	(209,254)	(33,924)	108,182
Contract owners’ equity beginning of period	4,339,657	4,044,997	2,189,817	1,944,123	371,046	580,300	391,932	283,750

Contract owners’ equity end of period	$4,361,729	4,339,657	2,498,551	2,189,817	382,984	371,046	358,008	391,932

CHANGES IN UNITS:
Beginning units	215,290	222,150	87,944	87,394	35,491	57,082	36,285	26,394
Units purchased	24,958	17,045	33,010	11,098	5,410	3,776	7,946	12,223
Units redeemed	(30,833)	(23,905)	(14,321)	(10,548)	(3,421)	(25,367)	(7,814)	(2,332)

Ending units	209,415	215,290	106,633	87,944	37,480	35,491	36,417	36,285

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,187	71	11,394	38,404	92,278	31,875	58,448	25,529
Realized gain (loss) on investments	(1,765)	(1,847)	(33,396)	(56,942)	(2,271)	10,397	(7,918)	(25,310)
Change in unrealized gain (loss) on investments	(6,986)	(5,726)	(35,435)	144,299	(80,265)	(18,720)	(59,298)	50,071
Reinvested capital gains	-	-	3,659	2,425	-	-	13,360	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,564)	(7,502)	(53,778)	128,186	9,742	23,552	4,592	50,290

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,654	589	59,654	224,627	184,628	204,526	199,173	117,264
Transfers between funds	3,296	46,575	793,115	(2,245,699)	204,075	167,867	131,240	(202,097)
Surrenders (note 6)	-	(10,686)	(240,925)	(116,450)	(343,430)	(92,368)	(140,248)	(129)
Death Benefits (note 4)	-	-	(2,090)	-	(670)	(826)	-	-
Net policy repayments (loans) (note 5)	-	-	(14,992)	(8,992)	(42,659)	(32,700)	13,737	(14,996)
Deductions for surrender charges (note 2d)	-	(830)	(1,122)	(10,167)	(4,738)	(5,687)	(23,878)	(27)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,386)	(377)	(31,946)	(92,606)	(121,049)	(125,588)	(57,193)	(58,410)
Asset charges (note 3)	(86)	(35)	(2,864)	(8,239)	(9,128)	(9,574)	(4,172)	(4,308)
Adjustments to maintain reserves	6	(4)	(140)	105	(134)	(62)	(168)	(78)

Net equity transactions	9,484	35,232	558,690	(2,257,421)	(133,105)	105,588	118,491	(162,781)

Net change in contract owners’ equity	1,920	27,730	504,912	(2,129,235)	(123,363)	129,140	123,083	(112,491)
Contract owners’ equity beginning of period	27,730	-	814,753	2,943,988	2,789,995	2,660,855	1,120,910	1,233,401

Contract owners’ equity end of period	$29,650	27,730	1,319,665	814,753	2,666,632	2,789,995	1,243,993	1,120,910

CHANGES IN UNITS:
Beginning units	3,732	-	63,127	229,016	222,542	214,043	98,968	113,551
Units purchased	2,462	5,103	51,961	18,054	17,974	33,309	30,370	19,733
Units redeemed	(823)	(1,371)	(5,047)	(183,943)	(28,469)	(24,810)	(19,979)	(34,316)

Ending units	5,371	3,732	110,041	63,127	212,047	222,542	109,359	98,968

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVGIB		PVTVB		ACEG		AVMCCI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$270	192	31	19	-	240	57	8
Realized gain (loss) on investments	4	-	63	122	30,757	39,580	(2,164)	388
Change in unrealized gain (loss) on investments	(1,418)	1,303	(700)	69	(3,279)	14,950	73	(2,547)
Reinvested capital gains	-	-	420	48	3,234	-	1,518	2,284

Net increase (decrease) in contract owners’ equity resulting from operations	(1,144)	1,495	(186)	258	30,712	54,770	(516)	133

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	230	230	52,819	30,661	691	26,813
Transfers between funds	-	-	178	100	27,990	90,475	(6,723)	(22,087)
Surrenders (note 6)	-	-	-	-	(37,527)	(4,980)	-	(23,316)
Death Benefits (note 4)	-	-	-	-	-	(1,534)	-	-
Net policy repayments (loans) (note 5)	-	-	(62)	(69)	(1,659)	(13,161)	(4)	(8)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,346)	(579)	-	(1,558)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(127)	(163)	(162)	(205)	(25,105)	(24,241)	(1,061)	(837)
Asset charges (note 3)	(39)	(59)	(11)	(16)	(2,158)	(2,178)	(76)	(55)
Adjustments to maintain reserves	6	1	2	(3)	3	7	9	(10)

Net equity transactions	(160)	(221)	175	37	13,017	74,470	(7,164)	(21,058)

Net change in contract owners’ equity	(1,304)	1,274	(11)	295	43,729	129,240	(7,680)	(20,925)
Contract owners’ equity beginning of period	15,327	14,053	2,883	2,588	643,748	514,508	16,551	37,476

Contract owners’ equity end of period	$14,023	15,327	2,872	2,883	687,477	643,748	8,871	16,551

CHANGES IN UNITS:
Beginning units	851	864	131	129	43,448	37,656	1,223	2,892
Units purchased	-	-	18	16	6,172	9,087	54	1,182
Units redeemed	(9)	(13)	(10)	(14)	(5,433)	(3,295)	(594)	(2,851)

Ending units	842	851	139	131	44,187	43,448	683	1,223

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVARS		TRHSP		TRHS2		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$8,712	-	-	-	-	-	362	1,918
Realized gain (loss) on investments	61,757	7,009	112,191	9,291	567,571	400,793	(101,115)	175,065
Change in unrealized gain (loss) on investments	(49,493)	53,572	(82,256)	35,573	(453,764)	281,392	(366,440)	(397,437)
Reinvested capital gains	-	-	54,934	32,289	369,308	303,253	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,976	60,581	84,869	77,153	483,115	985,438	(467,193)	(220,454)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	91,240	61,668	181,664	201,632	315,714	240,103	129,126	250,848
Transfers between funds	(1,082,817)	1,238,588	(47,254)	49,974	425,212	(8,561)	395,284	(585,920)
Surrenders (note 6)	(22,816)	(18,656)	(215)	(8,493)	(271,096)	(114,013)	(34,298)	(135,430)
Death Benefits (note 4)	-	-	-	-	-	-	-	(8,061)
Net policy repayments (loans) (note 5)	1,597	(643)	(46,186)	-	(59,754)	(16,294)	(1,667)	(13,782)
Deductions for surrender charges (note 2d)	(6,681)	(4,275)	(262)	(3,400)	(29,475)	(1,279)	(3,293)	(13,144)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(85,726)	(49,533)	(49,122)	(26,929)	(104,444)	(89,462)	(71,322)	(126,362)
Asset charges (note 3)	(7,053)	(4,399)	(3,476)	(1,346)	(11,807)	(8,625)	(5,679)	(11,121)
Adjustments to maintain reserves	5	3	4	(4)	(12)	(7)	3	(1)

Net equity transactions	(1,112,251)	1,222,753	35,153	211,434	264,338	1,862	408,154	(642,973)

Net change in contract owners’ equity	(1,091,275)	1,283,334	120,022	288,587	747,453	987,300	(59,039)	(863,427)
Contract owners’ equity beginning of period	1,303,325	19,991	451,399	162,812	4,238,528	3,251,228	1,293,818	2,157,245

Contract owners’ equity end of period	$212,050	1,303,325	571,421	451,399	4,985,981	4,238,528	1,234,779	1,293,818

CHANGES IN UNITS:
Beginning units	124,585	2,000	20,677	9,812	139,529	140,445	147,317	198,708
Units purchased	11,273	130,476	12,172	18,951	19,376	7,474	83,008	24,969
Units redeemed	(115,956)	(7,891)	(9,636)	(8,086)	(12,969)	(8,390)	(19,077)	(76,360)

Ending units	19,902	124,585	23,213	20,677	145,936	139,529	211,248	147,317

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WRBP		WRBDP		WRCEP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$20,320	32,177	49	50	64	70	16	23
Realized gain (loss) on investments	(50,084)	126,404	25	70	(8)	(4)	37	80
Change in unrealized gain (loss) on investments	(1,427,694)	(1,341,333)	(808)	(165)	(50)	(40)	(835)	(309)
Reinvested capital gains	975,729	852,903	719	446	-	55	756	652

Net increase (decrease) in contract owners’ equity resulting from operations	(481,729)	(329,849)	(15)	401	6	81	(26)	446

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	536,055	419,652	574	871	459	459	-	306
Transfers between funds	(257,989)	(25,697)	(62)	(29)	-	-	-	-
Surrenders (note 6)	(65,879)	(647,134)	-	-	-	-	-	-
Death Benefits (note 4)	-	(54,335)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(57,168)	(37,228)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(8,443)	(28,100)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(234,166)	(234,284)	(699)	(696)	(135)	(123)	(432)	(432)
Asset charges (note 3)	(18,659)	(19,585)	(40)	(40)	(13)	(11)	(36)	(37)
Adjustments to maintain reserves	(5)	(1)	2	4	(2)	(3)	-	(7)

Net equity transactions	(106,254)	(626,712)	(225)	110	309	322	(468)	(170)

Net change in contract owners’ equity	(587,983)	(956,561)	(240)	511	315	403	(494)	276
Contract owners’ equity beginning of period	5,770,628	6,727,189	5,452	4,941	2,258	1,855	4,721	4,445

Contract owners’ equity end of period	$5,182,645	5,770,628	5,212	5,452	2,573	2,258	4,227	4,721

CHANGES IN UNITS:
Beginning units	424,855	469,207	318	310	168	144	244	252
Units purchased	43,052	37,015	29	55	34	34	-	18
Units redeemed	(51,597)	(81,367)	(42)	(47)	(11)	(10)	(24)	(26)

Ending units	416,310	424,855	305	318	191	168	220	244

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRGNR		WRGP		WRHIP		WRMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1	-	5	19	52,649	58,389	-	-
Realized gain (loss) on investments	(39)	(15)	66	74	(39,558)	23,851	8,309	7,790
Change in unrealized gain (loss) on investments	(239)	(133)	(305)	(401)	(89,691)	(76,195)	(68,726)	(2,863)
Reinvested capital gains	-	-	565	834	8,939	8,809	31,034	22,968

Net increase (decrease) in contract owners’ equity resulting from operations	(277)	(148)	331	526	(67,661)	14,854	(29,383)	27,895

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	306	-	297	74,393	86,858	25,315	77,493
Transfers between funds	-	-	-	-	149,923	(19,902)	67,963	18,844
Surrenders (note 6)	-	-	-	-	(207,735)	(78,751)	(9,690)	(25,838)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(8,272)	(1,404)	158	(988)
Deductions for surrender charges (note 2d)	-	-	-	-	(14,878)	(153)	(655)	(1)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(72)	(82)	(452)	(426)	(52,276)	(54,552)	(14,461)	(14,085)
Asset charges (note 3)	(7)	(7)	(38)	(37)	(3,304)	(3,897)	(1,311)	(1,200)
Adjustments to maintain reserves	(2)	(5)	(16)	13	(5)	12	(10)	9

Net equity transactions	225	212	(506)	(153)	(62,154)	(71,789)	67,309	54,234

Net change in contract owners’ equity	(52)	64	(175)	373	(129,815)	(56,935)	37,926	82,129
Contract owners’ equity beginning of period	1,292	1,228	4,737	4,364	1,047,225	1,104,160	387,470	305,341

Contract owners’ equity end of period	$1,240	1,292	4,562	4,737	917,410	1,047,225	425,396	387,470

CHANGES IN UNITS:
Beginning units	202	167	266	274	55,274	59,389	17,346	14,745
Units purchased	61	47	-	19	7,643	6,896	4,082	4,727
Units redeemed	(13)	(12)	(27)	(27)	(11,126)	(11,011)	(1,216)	(2,126)

Ending units	250	202	239	266	51,791	55,274	20,212	17,346

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPAP		WRPMAP		WRSTP		WRSCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$191	50	116	37	-	-	-	-
Realized gain (loss) on investments	81	144	41	93	146	160	15	18
Change in unrealized gain (loss) on investments	(965)	(320)	(603)	(205)	(448)	(324)	(268)	(187)
Reinvested capital gains	702	429	427	251	210	250	295	190

Net increase (decrease) in contract owners’ equity resulting from operations	9	303	(19)	176	(92)	86	42	21

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,650	1,650	3,655	3,488	880	880	306	306
Transfers between funds	-	-	-	134	(42)	2	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(880)	(854)	(2,577)	(2,189)	(449)	(446)	(118)	(104)
Asset charges (note 3)	(44)	(37)	(35)	(25)	(22)	(19)	(12)	(10)
Adjustments to maintain reserves	(5)	8	13	(7)	(15)	4	8	(17)

Net equity transactions	721	767	1,056	1,401	352	421	184	175

Net change in contract owners’ equity	730	1,070	1,037	1,577	260	507	226	196
Contract owners’ equity beginning of period	6,614	5,544	4,556	2,979	3,538	3,031	1,850	1,654

Contract owners’ equity end of period	$7,344	6,614	5,593	4,556	3,798	3,538	2,076	1,850

CHANGES IN UNITS:
Beginning units	413	363	291	199	152	134	109	99
Units purchased	100	107	229	237	36	38	18	18
Units redeemed	(56)	(57)	(163)	(145)	(20)	(20)	(7)	(8)

Ending units	457	413	357	291	168	152	120	109

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVSCG		FTVDM3		MIGIC		GIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	-	8,231	5,080	-	9,961
Realized gain (loss) on investments	57,341	48,358	-	57,275	262,652	36,581	-	70,561
Change in unrealized gain (loss) on investments	(102,268)	(127,927)	-	(102,086)	(344,200)	9,772	-	(71,727)
Reinvested capital gains	52,722	56,478	-	-	86,593	54,564	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,795	(23,091)	-	(44,811)	13,276	105,997	-	8,795

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,168	34,798	-	45,366	7,992	38,890	-	26,164
Transfers between funds	(114,357)	(58,617)	-	(1,532,813)	(1,005,364)	(33,006)	-	(427,079)
Surrenders (note 6)	(146,773)	(20,392)	-	(41,499)	(5,490)	(32,801)	-	(10,756)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5,156	(8,763)	-	(13,076)	(6)	(17,715)	-	900
Deductions for surrender charges (note 2d)	(386)	121	-	(3,457)	(251)	(858)	-	(806)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,562)	(19,025)	-	(26,785)	(9,173)	(40,855)	-	(7,269)
Asset charges (note 3)	(1,853)	(2,162)	-	(1,901)	(1,000)	(4,240)	-	(510)
Adjustments to maintain reserves	3	(19)	-	(300)	(8)	5	-	(38)

Net equity transactions	(254,604)	(74,059)	-	(1,574,465)	(1,013,300)	(90,580)	-	(419,394)

Net change in contract owners’ equity	(246,809)	(97,150)	-	(1,619,276)	(1,000,024)	15,417	-	(410,599)
Contract owners’ equity beginning of period	570,289	667,439	-	1,619,276	1,000,024	984,607	-	410,599

Contract owners’ equity end of period	$323,480	570,289	-	-	-	1,000,024	-	-

CHANGES IN UNITS:
Beginning units	22,462	25,795	-	84,692	46,600	51,136	-	36,553
Units purchased	1,256	2,714	-	2,401	439	2,404	-	6,507
Units redeemed	(10,599)	(6,047)	-	(87,093)	(47,039)	(6,940)	-	(43,060)

Ending units	13,119	22,462	-	-	-	46,600	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOSR		AMFAS		HIBF3
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	28,354	-	-	-	56,965
Realized gain (loss) on investments	459,013	81,585	28,688	5,752	-	91,812
Change in unrealized gain (loss) on investments	(256,744)	(309,268)	(60,738)	(17,373)	-	(62,322)
Reinvested capital gains	-	586	32,776	19,471	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	202,269	(198,743)	726	7,850	-	86,455

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,242	148,545	6,992	9,480	-	47,176
Transfers between funds	(2,299,153)	95,661	(229,085)	2,529	-	(2,609,566)
Surrenders (note 6)	(22,683)	(119,297)	(2)	-	-	(239,555)
Death Benefits (note 4)	(3,287)	(9,243)	-	-	-	-
Net policy repayments (loans) (note 5)	(25,987)	(38,113)	264	(3,977)	-	59,499
Deductions for surrender charges (note 2d)	(997)	(6,656)	(61)	-	-	688
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,231)	(93,454)	(5,323)	(6,286)	-	(34,982)
Asset charges (note 3)	(2,893)	(9,139)	(690)	(780)	-	(2,814)
Adjustments to maintain reserves	2	161	4	(11)	-	1

Net equity transactions	(2,330,987)	(31,535)	(227,901)	955	-	(2,779,553)

Net change in contract owners’ equity	(2,128,718)	(230,278)	(227,175)	8,805	-	(2,693,098)
Contract owners’ equity beginning of period	2,128,718	2,358,996	227,175	218,370	-	2,693,098

Contract owners’ equity end of period	$-	2,128,718	-	227,175	-	-

CHANGES IN UNITS:
Beginning units	128,583	130,842	14,088	14,012	-	147,951
Units purchased	3,258	16,087	444	834	-	2,467
Units redeemed	(131,841)	(18,346)	(14,532)	(758)	-	(150,418)

Ending units	-	128,583	-	14,088	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class  (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class  (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class  (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Fund, Inc. (TRHS)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)*

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)*

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)*

Variable Insurance Portfolios - Energy (WRENG)*

Variable Insurance Portfolios - Global Bond (WRGBP)*

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)*

Variable Insurance Portfolios - International Core Equity (WRI2P)*

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)*

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)*

Variable Insurance Portfolios - Value (WRVP)*

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select—NY contracts, the Company currently deducts 0.5% from each premium(the maximum is 2.5%) to coverd sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL—NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions $1,474,769 were and $1,444,731, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select—NY contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL—NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issued in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select—NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount (but not more than $42.50). This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.39 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.39 per $1,000 of Specified Amount. For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Best of America Next Generation® II FPVUL contracts and Nationwide® Options Select—NYcontracts, the charge is 100% of the initial surrender charge in the first through third years for issue ages 0-49 and 100% of the initial surrender charge in the first through second years for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-56 and 100% of the initial surrender charge in the first year for issue ages 57+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-49 and 100% of the initial surrender charge in the first year for issue ages 50+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $46.81 per $1,000 of Base Policy Specified Amount and the minimum is $0.01 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.96 per $1,000 of Base Policy Specified Amount and the minimum is $0.61 per $1,000 of Base Policy Specified Amount.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select—NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select—NY contracts, Nationwide YourLife® Accumulation VUL – NY contracts and Nationwide YourLife® Survivorship VUL—NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $8,091,693 and $5,275,991, respectively, and total transfers from the Account to the fixed account were $11,299,102 and $8,468,359, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$341,072,650	$-	$-	$341,072,650

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio-Class A (ALVDAA)	$41,262	$64,820
VP Inflation Protection Fund - Class I (ACVIP1)	211,468	1,059,497
Global Allocation V.I. Fund - Class I (BRVGA1)	352,718	85,662
Global Allocation V.I. Fund - Class II (MLVGA2)	591,274	525,732
VIP Small Cap Value Series: Service Class (DWVSVS)	144,931	290,992
VA Global Bond Portfolio (DFVGB)	12,088	23,724
VA International Small Portfolio (DFVIS)	47,640	35,144
VA International Value Portfolio (DFVIV)	27,538	4,581
VA Short - Term Fixed Portfolio (DFVSTF)	8,177	2,908
VA U.S. Large Value Portfolio (DFVULV)	210,045	92,143
VA U.S. Targeted Value Portfolio (DFVUTV)	33,093	1,616
Stock Index Fund, Inc. - Initial Shares (DSIF)	795,809	843,628
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	99,881	14,654
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	12,437	10,523
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	252,269	25,786
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	8,437	23,323
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	168,064	198,604
Balanced - Risk Allocation Fund: Series I Shares (IVBRA1)	625,048	24,128
Forty Portfolio: Service Shares (JACAS)	777,359	659,504
Global Technology Portfolio: Service Shares (JAGTS)	1,725,454	833,964
Overseas Portfolio: Service Shares (JAIGS)	940,256	211,683
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	1,137,022	199,653
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	425,021	390,413
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	159,665	31,788
Value Series - Initial Class (MVFIC)	2,086,992	904,916
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	1,501,930	231,124
Core Plus Fixed Income Portfolio - Class I (MSVFI)	59,771	161,941
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	11,753	554
NVIT Investor Destinations Managed Growth Class I (IDPG)	3,869	1,001
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	19,490	14,803
NVIT Cardinal Managed Growth Class I (NCPG)	83,570	13,301
NVIT Bond Index Fund Class I (NVBX)	42,501	6,393
NVIT International Index Fund Class I (NVIX)	226,111	157,254
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,117,114	630,242
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	855,983	295,086
American Funds NVIT Bond Fund - Class II (GVABD2)	82,703	61,697
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	800,569	471,937

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

American Funds NVIT Growth Fund - Class II (GVAGR2)	474,911	341,385
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	169,051	222,633
Federated NVIT High Income Bond Fund - Class I (HIBF)	323,439	953,732
NVIT Emerging Markets Fund - Class I (GEM)	313,801	419,291
NVIT International Equity Fund - Class I (GIG)	159,985	84,399
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	17,105	42,782
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	116,855	223,720
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	805,422	206,888
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,169,762	676,595
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	295,969	79,702
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	806,975	1,265,458
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	87,787	24,058
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,214,893	1,074,851
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	3,029,639	3,834,282
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	138,644	128,114
NVIT Core Bond Fund - Class I (NVCBD1)	73,780	82,721
NVIT Core Plus Bond Fund - Class I (NVLCP1)	187,338	37,825
NVIT Nationwide Fund - Class I (TRF)	120,455	227,859
NVIT Government Bond Fund - Class I (GBF)	341,203	288,730
American Century NVIT Growth Fund - Class I (CAF)	251,347	37,963
NVIT International Index Fund - Class II (GVIX2)	131,888	39,007
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	751,669	750,077
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	115,725	45,546
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	91,491	111,680
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	77,588	155,396
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,976,975	1,674,121
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,299,768	4,131,062
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	147,721	303,179
NVIT Mid Cap Index Fund - Class I (MCIF)	594,298	329,899
NVIT Money Market Fund - Class I (SAM)	3,779,032	3,491,783
NVIT Money Market Fund - Class V (SAM5)	3,158,337	2,672,143
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	261,109	173,794
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	161,967	225,581
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	877,327	419,248
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	392,195	426,867
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,042,759	418,545
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	80,487	134,748
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	914,652	306,867
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	339,984	635,890
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	210,609	141,870
NVIT Multi-Manager Small Company Fund - Class I (SCF)	314,215	319,996
NVIT Multi-Sector Bond Fund - Class I (MSBF)	311,657	238,487
NVIT Short Term Bond Fund - Class I (NVSTB1)	44,555	26,259
NVIT Short Term Bond Fund - Class II (NVSTB2)	166,550	91,760
NVIT Large Cap Growth Fund - Class I (NVOLG1)	3,029,083	1,799,424
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	188,339	25,658
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	68,628	14,846
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	148,619	50,506
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	68,750	7,234
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	479,434	44,938
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	274,120	42,827
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	54,951	8,087
Templeton NVIT International Value Fund - Class III (NVTIV3)	326,878	163,164
Invesco NVIT Comstock Value Fund - Class I (EIF)	177,394	294,225
NVIT Real Estate Fund - Class I (NVRE1)	1,218,203	875,149
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	17,559	12,464
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	52,064	37,248
NVIT Small Cap Index Fund Class II (NVSIX2)	105,856	22,901
NVIT S&P 500 Index Fund Class I (GVEX1)	1,850,519	150,352
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	65,957	18,770
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	47,313	60,995
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	52,826	9,483
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	821,088	359,093
VP Inflation Protection Fund - Class II (ACVIP2)	119,494	1,210,781
VP Mid Cap Value Fund - Class I (ACVMV1)	820,326	387,458
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	373,488	417,541
Appreciation Portfolio - Initial Shares (DCAP)	388,631	492,653
Quality Bond Fund II - Primary Shares (FQB)	191,192	585,727
VIP Energy Portfolio - Service Class 2 (FNRS2)	810,662	531,950
VIP Equity-Income Portfolio - Service Class (FEIS)	841,991	476,334
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	36,636	46,866
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	496,761	414,862
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	400,223	361,575
VIP Growth Portfolio - Service Class (FGS)	931,350	342,810
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	356,331	601,117
VIP Mid Cap Portfolio - Service Class (FMCS)	1,332,873	1,193,286
VIP Overseas Portfolio - Service Class (FOS)	2,543,550	363,081
VIP Value Strategies Portfolio - Service Class (FVSS)	79,120	104,403
Franklin Income Securities Fund - Class 2 (FTVIS2)	224,695	382,294
Rising Dividends Securities Fund - Class 1 (FTVRDI)	408,740	431,695
Small Cap Value Securities Fund - Class 1 (FTVSVI)	856,841	553,646
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	292,546	294,562
Templeton Foreign Securities Fund - Class 2 (TIF2)	308,895	233,034
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	495,063	283,958
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	100,109	155,966
Short Duration Bond Portfolio - I Class Shares (AMTB)	324,404	184,798

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	228,195	1,018
Socially Responsive Portfolio - I Class Shares (AMSRS)	142,200	215,252
Global Securities Fund/VA - Non-Service Shares (OVGS)	565,979	449,361
International Growth Fund/VA - Non-Service Shares (OVIG)	118,812	3,221
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,074,285	492,148
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,182,907	343,513
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	81,053	38,251
All Asset Portfolio - Administrative Class (PMVAAA)	96,638	80,437
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	16,171	5,506
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	894,565	320,680
Low Duration Portfolio - Administrative Class (PMVLDA)	452,360	493,052
Total Return Portfolio - Administrative Class (PMVTRA)	492,801	302,334
VT Growth & Income Fund: Class IB (PVGIB)	270	166
VT Voyager Fund: Class IB (PVTVB)	863	239
VI American Franchise Fund - Series I Shares (ACEG)	105,072	88,826
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	2,045	7,643
Variable Fund - Multi-Hedge Strategies (RVARS)	120,556	1,224,101
T. Rowe Price Health Sciences Portfolio (TRHSP)	687,308	597,225
Health Sciences Portfolio - II (TRHS2)	1,941,399	1,307,741
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	699,697	291,184
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,457,081	567,282
Variable Insurance Portfolios - Balanced (WRBP)	1,206	665
Variable Insurance Portfolios - Bond (WRBDP)	522	148
Variable Insurance Portfolios - Core Equity (WRCEP)	772	468
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	307	79
Variable Insurance Portfolios - Growth (WRGP)	570	490
Variable Insurance Portfolios - High Income (WRHIP)	419,426	419,987
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	199,060	100,708
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	2,543	923
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	2,174	587
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,001	424
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	601	130
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	272,728	474,614
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)	96,863	1,015,331
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	31,953	2,362,945
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)	47,292	242,422

Total	$78,259,008	$61,618,374

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.00%	7,276	$11.897471	$86,566	0.62%	-1.09%
2014	0.00%	9,250	12.028742	111,266	0.68%	4.45%
2013	0.00%	791	11.516261	9,109	0.30%	12.31%
2012	0.00%	496	10.254428	5,086	0.09%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2015	0.00%	95,192	9.707801	924,105	2.50%	-2.28%
2014	0.00%	185,774	9.934368	1,845,547	1.76%	3.58%
2013	0.00%	13,316	9.591153	127,716	1.80%	-8.21%
2012	0.00%	2,488	10.449526	25,998	2.18%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2015	0.00%	75,507	11.992003	905,480	1.24%	-0.71%
2014	0.00%	58,490	12.077797	706,430	2.62%	2.11%
2013	0.00%	37,011	11.828261	437,776	1.37%	14.76%
2012	0.00%	26,749	10.307200	275,707	3.33%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2015	0.00%	248,157	16.452774	4,082,871	0.99%	-0.87%
2014	0.00%	259,964	16.596941	4,314,607	2.03%	1.97%
2013	0.00%	272,316	16.276845	4,432,445	1.10%	14.55%
2012	0.00%	255,315	14.209224	3,627,828	1.35%	10.14%
2011	0.00%	292,178	12.900807	3,769,332	2.33%	-3.63%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.00%	12,168	12.193066	148,365	0.52%	-6.46%
2014	0.00%	25,198	13.035389	328,466	0.35%	5.62%
2013	0.00%	14,013	12.341939	172,948	0.00%	23.42%	5/1/2013
VA Global Bond Portfolio (DFVGB)
2015	0.00%	5,762	10.706681	61,692	1.44%	1.55%
2014	0.00%	6,969	10.543456	73,477	2.56%	2.88%
2013	0.00%	2,345	10.247850	24,031	0.63%	-0.35%
2012	0.00%	265	10.283870	2,725	1.59%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2015	0.00%	2,780	13.317839	37,024	2.52%	5.81%
2014	0.00%	1,936	12.586137	24,367	3.27%	-5.78%
2013	0.00%	125	13.357918	1,670	4.09%	27.07%
VA International Value Portfolio (DFVIV)
2015	0.00%	4,785	11.419890	54,644	3.75%	-6.96%
2014	0.00%	3,094	12.274258	37,977	8.30%	-7.16%
2013	0.00%	970	13.220675	12,824	3.17%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2015	0.00%	1,057	10.105791	10,682	0.39%	0.30%
2014	0.00%	539	10.075358	5,431	0.23%	0.15%
2013	0.00%	303	10.060671	3,048	0.53%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2015	0.00%	18,953	16.173680	306,540	2.21%	-3.41%
2014	0.00%	13,189	16.744060	220,837	2.05%	9.08%
2013	0.00%	10,516	15.349655	161,417	3.06%	40.82%
VA U.S. Targeted Value Portfolio (DFVUTV)
2015	0.00%	4,196	15.437399	64,775	1.52%	-5.23%
2014	0.00%	2,594	16.289185	42,254	1.05%	3.71%
2013	0.00%	1,641	15.706963	25,775	0.77%	44.62%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.00%	239,108	20.985615	5,017,828	1.83%	1.11%
2014	0.00%	252,393	20.755825	5,238,625	1.77%	13.42%
2013	0.00%	243,540	18.299315	4,456,615	1.85%	32.03%
2012	0.00%	256,742	13.860281	3,558,516	2.04%	15.74%
2011	0.00%	254,190	11.975613	3,044,081	1.85%	1.88%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2015	0.00%	18,870	$11.912335	$224,786	4.26%	-6.84%
2014	0.00%	12,728	12.786633	162,748	4.80%	4.92%
2013	0.00%	5,913	12.186733	72,060	5.16%	14.18%
2012	0.00%	2,701	10.673045	28,828	4.03%	6.73%	5/1/2012
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2015	0.00%	3,500	12.943471	45,302	3.46%	-5.93%
2014	0.00%	3,485	13.758738	47,949	3.03%	3.05%
2013	0.00%	3,022	13.350977	40,347	12.78%	24.14%
2012	0.00%	2,078	10.754715	22,348	0.00%	7.55%	5/1/2012
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2015	0.00%	60,814	10.776572	655,366	7.74%	-4.10%
2014	0.00%	44,166	11.237397	496,311	4.87%	2.12%
2013	0.00%	33,618	11.003960	369,931	4.92%	1.89%
2012	0.00%	20,920	10.799922	225,934	1.24%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.00%	1,557	11.465429	17,852	0.06%	-5.82%
2014	0.00%	2,785	12.173521	33,903	0.04%	3.95%
2013	0.00%	567	11.711464	6,640	0.06%	13.57%
2012	0.00%	354	10.312479	3,651	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015	0.00%	65,910	14.722930	970,388	0.00%	1.21%
2014	0.00%	73,123	14.547427	1,063,752	0.00%	8.04%
2013	0.00%	78,154	13.465170	1,052,357	0.42%	37.01%
2012	0.00%	86,194	9.827596	847,080	0.00%	-1.72%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.00%	80,730	9.891560	798,546	5.15%	-4.10%
2014	0.00%	30,846	10.314426	318,159	0.00%	3.14%	5/1/2014
Forty Portfolio: Service Shares (JACAS)
2015	0.00%	91,472	22.910620	2,095,680	1.30%	11.94%
2014	0.00%	107,249	20.467408	2,195,109	0.03%	8.47%
2013	0.00%	113,920	18.869601	2,149,625	0.58%	30.89%
2012	0.00%	118,192	14.416877	1,703,960	0.54%	23.86%
2011	0.00%	148,985	11.639880	1,734,168	0.23%	-6.94%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.00%	119,611	15.568060	1,862,111	0.65%	4.65%
2014	0.00%	73,647	14.876935	1,095,642	0.00%	9.35%
2013	0.00%	54,060	13.605232	735,499	0.00%	35.39%
2012	0.00%	25,034	10.048944	251,565	0.00%	0.49%	4/27/2012
Overseas Portfolio: Service Shares (JAIGS)
2015	0.00%	301,466	9.172327	2,765,145	0.58%	-8.80%
2014	0.00%	234,243	10.057736	2,355,954	5.97%	-12.10%
2013	0.00%	239,954	11.442294	2,745,624	3.04%	14.28%
2012	0.00%	295,978	10.012416	2,963,455	0.73%	0.12%	4/27/2012
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2015	0.00%	87,690	9.859642	864,592	0.49%	-1.40%	3/27/2015
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2015	0.00%	19,281	14.762776	284,641	1.66%	6.65%
2014	0.00%	17,102	13.841932	236,725	2.32%	1.34%
2013	0.00%	10,438	13.658683	142,569	2.25%	27.90%
2012	0.00%	333	10.678788	3,556	1.47%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2015	0.00%	39,957	13.309971	531,827	0.00%	-1.89%
2014	0.00%	31,446	13.565726	426,588	0.00%	-7.26%
2013	0.00%	26,441	14.627285	386,760	0.00%	41.52%
2012	0.00%	1,381	10.335916	14,274	0.00%	3.36%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Initial Class (MVFIC)
2015	0.00%	327,764	$22.320345	$7,315,806	2.29%	-0.74%
2014	0.00%	299,560	22.485985	6,735,902	1.53%	10.51%
2013	0.00%	315,745	20.347506	6,424,623	1.17%	35.89%
2012	0.00%	340,888	14.973911	5,104,427	1.60%	16.26%
2011	0.00%	375,862	12.879603	4,840,953	1.48%	-0.30%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.00%	135,488	16.945121	2,295,861	1.91%	6.32%
2014	0.00%	63,861	15.937876	1,017,809	1.89%	1.13%
2013	0.00%	51,774	15.759367	815,925	1.64%	27.63%
2012	0.00%	19,443	12.347395	240,070	0.70%	15.93%
2011	0.00%	39,665	10.650622	422,457	1.07%	-1.78%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.00%	28,605	14.825654	424,088	3.43%	-0.65%
2014	0.00%	36,519	14.922788	544,965	3.16%	7.85%
2013	0.00%	40,428	13.836004	559,362	3.70%	-0.32%
2012	0.00%	39,120	13.879990	542,985	4.17%	9.44%
2011	0.00%	42,517	12.682719	539,231	3.66%	5.65%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2015	0.00%	1,205	9.880365	11,906	2.82%	-3.10%
2014	0.00%	140	10.196266	1,427	1.73%	1.96%	5/1/2014
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015	0.00%	296	9.768489	2,891	3.94%	-3.71%
2014	0.00%	17	10.145001	172	1.40%	1.45%	5/1/2014
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2015	0.00%	3,464	9.750948	33,777	1.59%	-4.03%
2014	0.00%	3,096	10.160186	31,456	6.40%	1.60%	5/1/2014
NVIT Cardinal Managed Growth Class I (NCPG)
2015	0.00%	6,813	9.617936	65,527	1.57%	-4.62%
2014	0.00%	20	10.083558	202	2.72%	0.84%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2015	0.00%	6,760	10.292554	69,578	2.70%	0.14%
2014	0.00%	3,467	10.277970	35,634	5.89%	2.78%	5/1/2014
NVIT International Index Fund Class I (NVIX)
2015	0.00%	11,863	9.110733	108,081	2.31%	-0.96%
2014	0.00%	4,881	9.198938	44,900	2.26%	-8.01%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.00%	230,837	23.497274	5,424,040	2.42%	-4.28%
2014	0.00%	246,559	24.546677	6,052,204	2.03%	13.12%
2013	0.00%	265,990	21.699995	5,771,982	1.88%	31.90%
2012	0.00%	285,727	16.452105	4,700,811	0.96%	14.66%
2011	0.00%	334,728	14.348277	4,802,770	1.70%	0.65%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.00%	268,535	16.606784	4,459,503	1.45%	0.98%
2014	0.00%	249,935	16.444935	4,110,165	0.96%	4.99%
2013	0.00%	251,110	15.663250	3,933,199	1.30%	23.28%
2012	0.00%	252,399	12.704984	3,206,725	1.40%	15.72%
2011	0.00%	216,671	10.979437	2,378,926	1.28%	0.93%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.00%	57,838	13.166435	761,520	1.36%	-0.23%
2014	0.00%	57,067	13.196903	753,108	1.24%	4.98%
2013	0.00%	64,227	12.571090	807,403	1.73%	-2.57%
2012	0.00%	75,139	12.903197	969,533	2.22%	4.97%
2011	0.00%	81,360	12.292646	1,000,130	2.30%	5.72%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.00%	149,827	$18.531767	$2,776,559	0.66%	6.54%
2014	0.00%	146,400	17.393687	2,546,436	0.72%	1.84%
2013	0.00%	141,688	17.080144	2,420,051	0.37%	28.64%
2012	0.00%	162,196	13.277399	2,153,541	0.85%	22.09%
2011	0.00%	161,530	10.875437	1,756,709	1.02%	-9.31%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.00%	244,566	17.702463	4,329,421	0.74%	6.43%
2014	0.00%	245,634	16.633406	4,085,730	0.46%	8.07%
2013	0.00%	243,065	15.391784	3,741,204	0.31%	29.61%
2012	0.00%	270,064	11.875465	3,207,136	0.21%	17.40%
2011	0.00%	318,329	10.115272	3,219,984	0.26%	-4.69%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.00%	92,230	15.067505	1,389,676	0.83%	1.09%
2014	0.00%	102,595	14.905501	1,529,230	0.83%	10.23%
2013	0.00%	107,177	13.522509	1,449,302	1.05%	32.97%
2012	0.00%	107,574	10.169772	1,094,003	1.07%	17.06%
2011	0.00%	109,519	8.687464	951,442	0.99%	-2.24%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.00%	85,128	17.756355	1,511,563	4.54%	-2.61%
2014	0.00%	123,863	18.231638	2,258,225	3.63%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.00%	240,457	8.185764	1,968,324	0.82%	-15.99%
2014	0.00%	253,805	9.744361	2,473,168	0.84%	-2.56%	4/25/2014
NVIT International Equity Fund - Class I (GIG)
2015	0.00%	49,659	9.471793	470,360	0.51%	-3.06%
2014	0.00%	44,801	9.770424	437,725	1.78%	-2.30%	4/25/2014
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.00%	41,921	9.438443	395,669	0.27%	-3.22%
2014	0.00%	46,167	9.752483	450,243	3.79%	-0.72%
2013	0.00%	59,962	9.823149	589,016	0.53%	17.56%
2012	0.00%	69,053	8.355696	576,986	0.60%	15.23%
2011	0.00%	80,953	7.251572	587,037	1.03%	-10.00%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.00%	76,170	14.364226	1,094,123	0.73%	-1.08%
2014	0.00%	90,303	14.520984	1,311,288	0.91%	6.60%
2013	0.00%	94,482	13.621982	1,287,032	1.23%	43.82%
2012	0.00%	82,884	9.471654	785,049	1.64%	16.94%
2011	0.00%	77,667	8.099461	629,061	0.59%	-11.62%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	0.00%	206,881	16.458264	3,404,902	0.78%	-0.42%
2014	0.00%	208,011	16.527416	3,437,884	0.90%	10.51%
2013	0.00%	211,084	14.955658	3,156,900	0.73%	38.55%
2012	0.00%	209,086	10.794308	2,256,939	1.07%	11.38%
2011	0.00%	225,562	9.691118	2,185,948	0.63%	-3.27%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2015	0.00%	262,584	13.867876	3,641,482	2.83%	-1.58%
2014	0.00%	256,282	14.089818	3,610,967	2.04%	4.48%
2013	0.00%	265,490	13.486224	3,580,458	1.34%	29.65%
2012	0.00%	246,572	10.402170	2,564,884	1.12%	16.22%
2011	0.00%	225,700	8.950086	2,020,034	2.13%	-6.19%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2015	0.00%	121,759	13.800315	1,680,313	2.80%	-1.05%
2014	0.00%	114,207	13.947302	1,592,880	2.49%	4.46%
2013	0.00%	112,078	13.351426	1,496,401	1.71%	14.72%
2012	0.00%	127,328	11.638522	1,481,910	1.63%	11.24%
2011	0.00%	117,870	10.462826	1,233,253	2.70%	-1.26%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2015	0.00%	242,684	$14.021191	$3,402,719	3.02%	-1.15%
2014	0.00%	297,463	14.183683	4,219,121	2.60%	4.70%
2013	0.00%	268,094	13.546578	3,631,756	1.67%	21.44%
2012	0.00%	265,680	11.154725	2,963,587	1.34%	13.74%
2011	0.00%	299,105	9.807509	2,933,475	2.30%	-3.37%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2015	0.00%	46,960	13.034982	612,123	2.27%	-0.65%
2014	0.00%	44,508	13.120260	583,957	1.64%	3.42%
2013	0.00%	124,010	12.686282	1,573,226	1.85%	5.03%
2012	0.00%	140,212	12.078891	1,693,605	1.93%	7.58%
2011	0.00%	111,746	11.227964	1,254,680	2.61%	1.50%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2015	0.00%	556,849	13.935133	7,759,765	2.83%	-0.98%
2014	0.00%	594,818	14.072360	8,370,493	2.51%	4.66%
2013	0.00%	637,840	13.446120	8,576,473	1.76%	17.98%
2012	0.00%	521,364	11.397169	5,942,074	1.44%	12.45%
2011	0.00%	560,846	10.135390	5,684,393	2.46%	-2.25%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2015	0.00%	1,062,039	13.921442	14,785,114	3.05%	-1.43%
2014	0.00%	1,268,509	14.122912	17,915,041	2.41%	4.66%
2013	0.00%	1,485,855	13.494322	20,050,606	1.61%	24.35%
2012	0.00%	1,496,588	10.851463	16,240,169	1.29%	14.67%
2011	0.00%	1,571,284	9.463303	14,869,537	2.43%	-4.57%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2015	0.00%	47,253	13.598100	642,551	2.45%	-0.88%
2014	0.00%	49,619	13.718708	680,709	2.39%	4.17%
2013	0.00%	54,489	13.169178	717,575	1.93%	11.33%
2012	0.00%	46,734	11.828808	552,808	1.62%	10.13%
2011	0.00%	55,905	10.740467	600,446	2.72%	-0.28%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.00%	52,835	13.609836	719,076	2.97%	-0.72%
2014	0.00%	55,369	13.708553	759,029	2.78%	5.06%
2013	0.00%	56,693	13.048920	739,782	2.28%	-1.91%
2012	0.00%	69,554	13.303193	925,290	3.07%	7.75%
2011	0.00%	70,437	12.345910	869,609	2.96%	6.59%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2015	0.00%	17,850	14.773963	263,715	2.85%	-0.32%
2014	0.00%	8,257	14.821038	122,377	2.47%	5.09%
2013	0.00%	9,931	14.103213	140,059	1.95%	-1.77%
2012	0.00%	10,120	14.357681	145,300	3.15%	7.38%
2011	0.00%	6,592	13.370773	88,140	2.56%	6.37%
NVIT Nationwide Fund - Class I (TRF)
2015	0.00%	139,357	19.020671	2,650,664	1.22%	0.94%
2014	0.00%	146,750	18.844374	2,765,412	1.16%	12.15%
2013	0.00%	154,851	16.803167	2,601,987	1.35%	31.10%
2012	0.00%	161,398	12.816934	2,068,628	1.42%	14.21%
2011	0.00%	176,655	11.221824	1,982,391	1.14%	0.53%
NVIT Government Bond Fund - Class I (GBF)
2015	0.00%	201,463	14.631660	2,947,738	1.77%	-0.11%
2014	0.00%	201,465	14.647567	2,950,972	1.98%	4.57%
2013	0.00%	211,364	14.007566	2,960,695	1.67%	-4.06%
2012	0.00%	280,407	14.599621	4,093,836	2.36%	3.06%
2011	0.00%	258,480	14.166560	3,661,772	2.90%	7.25%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2015	0.00%	20,150	$15.814085	$318,654	0.76%	4.67%
2014	0.00%	7,617	15.108791	115,084	0.26%	11.33%
2013	0.00%	25,511	13.571249	346,216	0.81%	29.74%
2012	0.00%	6,308	10.460376	65,984	0.81%	14.02%
2011	0.00%	1,393	9.174041	12,779	0.56%	-8.26%	5/2/2011
NVIT International Index Fund - Class II (GVIX2)
2015	0.00%	65,877	9.215814	607,110	2.16%	-1.26%
2014	0.00%	57,891	9.333223	540,310	1.85%	-6.67%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.00%	457,726	18.495018	8,465,651	1.42%	-1.00%
2014	0.00%	464,591	18.681442	8,679,230	1.63%	4.99%
2013	0.00%	502,645	17.794323	8,944,227	1.69%	27.25%
2012	0.00%	498,146	13.984122	6,966,134	1.59%	15.90%
2011	0.00%	558,744	12.065374	6,741,455	1.82%	-3.93%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.00%	51,374	16.704200	858,162	1.73%	-0.17%
2014	0.00%	49,253	16.733256	824,163	1.88%	4.59%
2013	0.00%	41,426	15.999643	662,801	1.23%	13.42%
2012	0.00%	152,424	14.106085	2,150,106	2.37%	9.39%
2011	0.00%	40,269	12.895684	519,296	2.09%	0.88%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.00%	21,844	19.013052	415,321	1.54%	-0.53%
2014	0.00%	24,147	19.114689	461,562	1.70%	5.21%
2013	0.00%	27,206	18.167791	494,273	1.22%	19.49%
2012	0.00%	36,269	15.203946	551,432	1.77%	12.25%
2011	0.00%	31,138	13.544740	421,756	1.98%	-0.94%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.00%	62,329	14.874402	927,107	1.63%	0.26%
2014	0.00%	70,838	14.835107	1,050,889	1.63%	3.89%
2013	0.00%	109,123	14.279591	1,558,232	1.89%	4.83%
2012	0.00%	85,237	13.621440	1,161,051	1.63%	5.18%
2011	0.00%	94,469	12.951126	1,223,480	2.41%	2.93%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.00%	1,504,455	17.233175	25,926,536	1.60%	-0.33%
2014	0.00%	1,574,486	17.291036	27,224,494	1.73%	5.18%
2013	0.00%	1,536,403	16.439292	25,257,378	1.70%	16.63%
2012	0.00%	1,689,096	14.095613	23,808,844	1.69%	10.81%
2011	0.00%	1,745,290	12.720302	22,200,616	2.13%	-0.04%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.00%	2,370,910	18.095909	42,903,772	1.46%	-0.73%
2014	0.00%	2,498,172	18.228907	45,538,945	1.67%	4.96%
2013	0.00%	2,666,396	17.367971	46,309,888	1.73%	22.38%
2012	0.00%	2,613,849	14.192188	37,096,236	1.70%	13.76%
2011	0.00%	2,631,844	12.475556	32,833,717	2.02%	-2.13%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.00%	84,257	16.262795	1,370,254	1.59%	-0.03%
2014	0.00%	99,372	16.267765	1,616,560	1.80%	4.74%
2013	0.00%	101,772	15.531667	1,580,689	1.72%	10.49%
2012	0.00%	106,307	14.056477	1,494,302	1.76%	8.04%
2011	0.00%	104,485	13.010443	1,359,396	2.29%	2.06%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.00%	132,864	24.214518	3,217,238	1.13%	-2.53%
2014	0.00%	132,344	24.844092	3,287,967	1.07%	9.42%
2013	0.00%	133,282	22.705167	3,026,190	1.16%	33.05%
2012	0.00%	133,653	17.065485	2,280,853	1.09%	17.47%
2011	0.00%	148,481	14.527168	2,157,008	0.82%	-2.54%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2015	0.00%	580,279	$11.482073	$6,662,806	0.00%	0.00%
2014	0.00%	555,262	11.482073	6,375,559	0.00%	0.00%
2013	0.00%	677,636	11.482073	7,780,666	0.00%	0.00%
2012	0.00%	859,933	11.482073	9,873,813	0.00%	0.00%
2011	0.00%	761,394	11.482073	8,742,381	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2015	0.00%	88,023	10.000000	880,230	0.00%	0.00%
2014	0.00%	39,404	10.000000	394,040	0.00%	0.00%
2013	0.00%	42,050	10.000000	420,500	0.00%	0.00%
2012	0.00%	91,752	10.000000	917,520	0.00%	0.00%	4/30/2012
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.00%	232,674	9.747456	2,267,980	0.72%	-0.49%
2014	0.00%	239,927	9.795541	2,350,215	1.08%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.00%	132,572	8.641698	1,145,647	1.24%	-5.12%
2014	0.00%	141,163	9.107879	1,285,696	1.77%	-8.92%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.00%	277,817	16.589334	4,608,799	0.48%	3.43%
2014	0.00%	275,599	16.038508	4,420,197	0.51%	10.44%
2013	0.00%	278,656	14.522943	4,046,905	0.76%	34.74%
2012	0.00%	362,034	10.778503	3,902,185	0.51%	16.35%
2011	0.00%	377,197	9.263525	3,494,072	0.01%	-2.91%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.00%	116,434	14.746982	1,717,050	1.21%	-3.15%
2014	0.00%	132,374	15.226743	2,015,625	1.16%	10.52%
2013	0.00%	157,943	13.777622	2,176,079	1.39%	35.44%
2012	0.00%	168,401	10.172659	1,713,086	1.40%	17.81%
2011	0.00%	171,204	8.634796	1,478,312	1.13%	-5.83%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.00%	202,652	16.073975	3,257,423	0.00%	-0.18%
2014	0.00%	196,566	16.103721	3,165,444	0.00%	4.04%
2013	0.00%	208,774	15.479098	3,231,633	0.00%	38.94%
2012	0.00%	236,286	11.140525	2,632,350	0.00%	14.90%
2011	0.00%	254,093	9.695515	2,463,301	0.00%	-4.23%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2015	0.00%	1,255	16.430992	20,621	0.61%	-2.75%
2014	0.00%	4,684	16.895778	79,140	2.22%	17.15%
2013	0.00%	4,259	14.422090	61,424	3.73%	35.85%
2012	0.00%	61	10.616129	648	1.59%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.00%	164,489	18.482716	3,040,203	1.30%	-2.89%
2014	0.00%	151,863	19.031857	2,890,235	1.45%	17.02%
2013	0.00%	146,022	16.263836	2,374,878	1.20%	35.68%
2012	0.00%	154,640	11.987208	1,853,702	1.18%	16.35%
2011	0.00%	161,898	10.303092	1,668,050	0.81%	-2.32%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.00%	62,133	18.356233	1,140,528	0.00%	0.76%
2014	0.00%	83,939	18.218436	1,529,237	0.00%	2.81%
2013	0.00%	86,497	17.720192	1,532,743	0.00%	44.29%
2012	0.00%	93,837	12.281082	1,152,420	0.00%	13.44%
2011	0.00%	153,744	10.826282	1,664,476	0.00%	-0.65%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.00%	52,131	20.636022	1,075,776	0.70%	-6.02%
2014	0.00%	54,707	21.958373	1,201,277	0.51%	7.02%
2013	0.00%	67,737	20.517613	1,389,802	0.87%	40.40%
2012	0.00%	61,960	14.613759	905,469	0.86%	20.44%
2011	0.00%	64,996	12.133163	788,607	0.43%	-5.07%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.00%	94,166	$20.941942	$1,972,019	0.37%	-1.63%
2014	0.00%	104,414	21.290028	2,222,977	0.17%	0.82%
2013	0.00%	109,490	21.117835	2,312,192	0.14%	40.91%
2012	0.00%	123,263	14.987211	1,847,369	0.15%	15.50%
2011	0.00%	144,043	12.975667	1,869,054	0.52%	-5.56%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.00%	159,345	15.083020	2,403,404	1.98%	-2.89%
2014	0.00%	157,797	15.531903	2,450,888	3.13%	3.88%
2013	0.00%	158,838	14.951255	2,374,827	3.32%	-1.12%
2012	0.00%	171,391	15.121246	2,591,645	2.51%	12.25%
2011	0.00%	186,382	13.471066	2,510,764	4.34%	5.55%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2015	0.00%	9,858	10.289217	101,431	2.19%	-0.08%
2014	0.00%	8,276	10.297809	85,225	1.28%	0.77%
2013	0.00%	4,500	10.219266	45,987	1.53%	0.33%
2012	0.00%	1,201	10.185501	12,233	1.98%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.00%	68,178	11.468229	781,881	1.79%	-0.34%
2014	0.00%	62,885	11.507465	723,647	1.00%	0.49%
2013	0.00%	74,505	11.450912	853,150	1.00%	0.11%
2012	0.00%	87,129	11.438838	996,655	1.20%	3.52%
2011	0.00%	107,935	11.049485	1,192,626	1.58%	1.30%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.00%	581,611	25.770856	14,988,613	0.64%	5.09%
2014	0.00%	627,642	24.521987	15,391,029	0.72%	8.80%
2013	0.00%	659,843	22.538634	14,871,960	0.79%	36.70%
2012	0.00%	719,327	16.487341	11,859,790	0.70%	18.68%
2011	0.00%	798,211	13.891692	11,088,501	0.68%	-2.23%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2015	0.00%	32,409	13.926276	451,337	2.02%	-0.79%
2014	0.00%	21,483	14.036700	301,550	2.35%	5.13%
2013	0.00%	10,658	13.351127	142,296	2.66%	27.39%
2012	0.00%	2,739	10.480208	28,705	3.63%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2015	0.00%	19,264	12.274233	236,451	2.01%	-0.01%
2014	0.00%	15,689	12.275419	192,589	2.35%	4.69%
2013	0.00%	7,215	11.725179	84,597	2.68%	13.63%
2012	0.00%	1,421	10.318307	14,662	0.91%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2015	0.00%	18,883	13.055720	246,531	2.04%	-0.39%
2014	0.00%	12,559	13.107129	164,612	2.39%	5.36%
2013	0.00%	6,143	12.440331	76,421	2.72%	19.69%
2012	0.00%	2,204	10.393923	22,908	4.15%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2015	0.00%	13,767	11.219018	154,452	2.49%	0.45%
2014	0.00%	8,847	11.168880	98,811	2.48%	4.08%
2013	0.00%	5,143	10.731007	55,190	2.19%	4.96%
2012	0.00%	2,449	10.223989	25,039	2.56%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2015	0.00%	125,261	12.711498	1,592,255	2.07%	-0.15%
2014	0.00%	98,769	12.731181	1,257,446	2.21%	5.31%
2013	0.00%	68,660	12.089743	830,082	2.62%	16.78%
2012	0.00%	28,367	10.352458	293,668	3.24%	3.52%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2015	0.00%	62,008	$13.371484	$829,139	1.93%	-0.59%
2014	0.00%	47,106	13.450530	633,601	2.17%	5.11%
2013	0.00%	30,035	12.797031	384,359	2.91%	22.56%
2012	0.00%	11,360	10.441771	118,619	3.57%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2015	0.00%	17,737	11.954729	212,041	2.04%	0.16%
2014	0.00%	15,086	11.935618	180,061	2.20%	4.88%
2013	0.00%	11,656	11.380678	132,653	3.17%	10.68%
2012	0.00%	658	10.282822	6,766	2.69%	2.83%	5/1/2012
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.00%	135,204	15.385758	2,080,216	1.87%	-3.90%
2014	0.00%	134,015	16.010507	2,145,648	3.65%	-8.15%
2013	0.00%	138,906	17.430436	2,421,192	1.91%	20.09%
2012	0.00%	138,871	14.513999	2,015,574	2.48%	19.56%
2011	0.00%	145,564	12.139096	1,767,015	2.69%	-12.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.00%	175,696	18.133284	3,185,945	1.57%	-6.30%
2014	0.00%	184,724	19.352166	3,574,810	1.75%	9.17%
2013	0.00%	191,912	17.726903	3,402,005	0.00%	35.64%
2012	0.00%	194,189	13.069162	2,537,887	1.25%	18.46%
2011	0.00%	218,564	11.032149	2,411,231	1.33%	-2.32%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.00%	282,782	14.907394	4,215,543	2.67%	-5.36%
2014	0.00%	310,416	15.751218	4,889,430	2.99%	28.88%
2013	0.00%	316,816	12.221280	3,871,897	1.43%	3.05%
2012	0.00%	368,883	11.860098	4,374,989	0.96%	15.79%
2011	0.00%	388,504	10.243095	3,979,483	0.87%	6.50%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2015	0.00%	1,816	11.467939	20,826	2.82%	-3.00%
2014	0.00%	1,532	11.822850	18,113	2.52%	3.34%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2015	0.00%	10,163	11.290958	114,750	2.09%	-1.70%
2014	0.00%	9,110	11.485747	104,635	1.93%	2.09%
2013	0.00%	5,403	11.250907	60,789	3.00%	12.51%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.00%	16,400	12.609932	206,803	1.25%	-4.88%
2014	0.00%	11,466	13.257084	152,006	0.98%	4.55%
2013	0.00%	8,256	12.679935	104,686	3.24%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2015	0.00%	205,693	13.573434	2,791,960	2.58%	1.16%
2014	0.00%	86,100	13.417375	1,155,236	2.64%	13.36%
2013	0.00%	38,933	11.835951	460,809	2.75%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2015	0.00%	8,177	10.152985	83,021	1.42%	-4.54%
2014	0.00%	3,942	10.635520	41,925	1.70%	3.00%
2013	0.00%	613	10.326215	6,330	0.11%	3.26%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2015	0.00%	11,663	10.023456	116,904	1.27%	-9.22%
2014	0.00%	12,941	11.041111	142,883	1.23%	1.18%
2013	0.00%	5,791	10.911941	63,191	0.00%	9.12%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2015	0.00%	10,119	10.243457	103,654	1.46%	-6.46%
2014	0.00%	6,442	10.951171	70,547	1.38%	2.75%
2013	0.00%	3,379	10.658086	36,014	0.30%	6.58%	5/1/2013

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.00%	108,949	$17.598923	$1,917,385	0.77%	-5.49%
2014	0.00%	101,218	18.620345	1,884,714	0.68%	9.20%
2013	0.00%	94,251	17.051891	1,607,158	0.65%	38.06%
2012	0.00%	93,545	12.351287	1,155,401	0.57%	18.75%
2011	0.00%	107,736	10.401302	1,120,595	0.49%	-8.39%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.00%	123,528	14.251870	1,760,505	2.11%	-2.47%
2014	0.00%	202,867	14.612465	2,964,387	1.37%	3.30%
2013	0.00%	138,298	14.145691	1,956,321	1.67%	-8.48%
2012	0.00%	230,905	15.456223	3,568,919	2.45%	7.39%
2011	0.00%	203,460	14.393172	2,928,435	4.03%	11.74%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.00%	111,202	26.907721	2,992,192	1.68%	-1.43%
2014	0.00%	101,437	27.298795	2,769,108	1.18%	16.42%
2013	0.00%	102,237	23.448028	2,397,256	1.18%	30.11%
2012	0.00%	129,174	18.021035	2,327,849	2.10%	16.33%
2011	0.00%	114,467	15.491583	1,773,275	1.34%	-0.69%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.00%	140,695	22.998606	3,235,789	0.73%	-2.33%
2014	0.00%	152,932	23.547077	3,601,102	0.57%	5.12%
2013	0.00%	166,456	22.399858	3,728,591	1.03%	40.71%
2012	0.00%	159,620	15.918768	2,540,954	0.45%	15.74%
2011	0.00%	164,483	13.753744	2,262,257	0.60%	0.56%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.00%	75,586	20.021231	1,513,325	1.72%	-2.47%
2014	0.00%	85,970	20.527931	1,764,786	1.84%	8.09%
2013	0.00%	98,348	18.991242	1,867,751	1.97%	21.10%
2012	0.00%	104,346	15.681894	1,636,343	3.71%	10.43%
2011	0.00%	110,150	14.200755	1,564,213	1.64%	9.01%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.00%	73,726	15.799406	1,164,827	4.29%	-0.24%
2014	0.00%	102,217	15.837964	1,618,909	3.77%	3.79%
2013	0.00%	99,887	15.259177	1,524,193	4.13%	1.03%
2012	0.00%	84,552	15.102866	1,276,978	4.62%	9.72%
2011	0.00%	109,325	13.764662	1,504,822	5.16%	2.27%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.00%	164,457	15.682940	2,579,169	1.00%	-20.75%
2014	0.00%	155,584	19.788975	3,078,848	0.61%	-12.76%
2013	0.00%	219,194	22.684649	4,972,339	0.70%	24.15%
2012	0.00%	252,178	18.272664	4,607,964	0.79%	4.73%
2011	0.00%	250,963	17.446617	4,378,455	0.91%	-5.20%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.00%	238,610	17.655691	4,212,824	3.08%	-4.09%
2014	0.00%	248,943	18.408272	4,582,610	2.86%	8.65%
2013	0.00%	246,209	16.943247	4,171,580	2.50%	28.01%
2012	0.00%	243,481	13.235742	3,222,652	2.98%	17.19%
2011	0.00%	262,266	11.294505	2,962,165	2.50%	0.86%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.00%	53,504	17.755390	949,984	1.70%	-0.31%
2014	0.00%	55,145	17.810892	982,182	1.53%	4.35%
2013	0.00%	56,774	17.068509	969,048	1.63%	13.39%
2012	0.00%	57,481	15.052634	865,240	1.48%	11.69%
2011	0.00%	59,362	13.477731	800,065	1.98%	-0.28%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.00%	146,564	$18.391642	$2,695,553	1.78%	-0.37%
2014	0.00%	145,778	18.459232	2,690,950	1.53%	4.66%
2013	0.00%	155,439	17.636606	2,741,416	1.76%	15.95%
2012	0.00%	159,771	15.209948	2,430,109	2.02%	13.19%
2011	0.00%	155,790	13.437783	2,093,472	2.36%	-1.12%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.00%	153,221	19.200517	2,941,922	1.67%	-0.34%
2014	0.00%	154,585	19.265178	2,978,108	1.51%	4.86%
2013	0.00%	149,692	18.372029	2,750,146	1.76%	21.50%
2012	0.00%	140,028	15.121452	2,117,427	1.89%	15.48%
2011	0.00%	148,294	13.094199	1,941,791	2.27%	-2.70%
VIP Growth Portfolio - Service Class (FGS)
2015	0.00%	164,802	22.750383	3,749,309	0.17%	7.05%
2014	0.00%	143,123	21.251601	3,041,593	0.10%	11.19%
2013	0.00%	140,810	19.113196	2,691,329	0.20%	36.20%
2012	0.00%	148,037	14.032884	2,077,386	0.53%	14.54%
2011	0.00%	150,472	12.250993	1,843,431	0.23%	0.14%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.00%	288,795	15.580835	4,499,667	2.42%	-0.71%
2014	0.00%	311,903	15.691555	4,894,243	2.28%	5.75%
2013	0.00%	291,896	14.837811	4,331,098	2.29%	-1.89%
2012	0.00%	313,387	15.123559	4,739,527	2.18%	5.77%
2011	0.00%	329,888	14.298667	4,716,959	3.09%	7.21%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.00%	306,092	24.919442	7,627,642	0.39%	-1.50%
2014	0.00%	340,307	25.298801	8,609,359	0.16%	6.20%
2013	0.00%	361,990	23.822626	8,623,552	0.42%	36.06%
2012	0.00%	382,250	17.508699	6,692,700	0.50%	14.75%
2011	0.00%	443,710	15.258073	6,770,160	0.15%	-10.72%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.00%	214,321	9.455787	2,026,574	1.25%	-5.44%	4/30/2015
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.00%	10,501	20.070101	210,756	0.88%	-3.05%
2014	0.00%	12,114	20.702453	250,790	1.00%	6.69%
2013	0.00%	9,820	19.403838	190,546	0.80%	30.44%
2012	0.00%	11,532	14.875151	171,540	0.51%	27.10%
2011	0.00%	12,785	11.703406	149,628	0.91%	-8.85%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.00%	127,563	15.982130	2,038,728	4.66%	-7.05%
2014	0.00%	143,355	17.195058	2,464,998	5.65%	4.62%
2013	0.00%	218,727	16.436367	3,595,077	6.61%	13.94%
2012	0.00%	147,495	14.425332	2,127,664	6.41%	12.65%
2011	0.00%	149,600	12.805162	1,915,652	5.55%	2.38%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2015	0.00%	104,518	20.443818	2,136,747	1.72%	-3.42%
2014	0.00%	119,716	21.166833	2,534,009	1.54%	9.01%
2013	0.00%	132,192	19.418079	2,566,915	1.78%	30.05%
2012	0.00%	133,436	14.931124	1,992,349	1.81%	12.18%
2011	0.00%	144,440	13.310500	1,922,569	1.70%	6.29%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2015	0.00%	203,077	20.934020	4,251,218	0.91%	-7.18%
2014	0.00%	222,216	22.554204	5,011,905	0.84%	0.88%
2013	0.00%	228,169	22.356784	5,101,125	1.46%	36.50%
2012	0.00%	262,511	16.378036	4,299,415	1.03%	18.75%
2011	0.00%	304,237	13.791811	4,195,979	0.91%	-3.53%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.00%	130,526	$7.580957	$989,512	2.09%	-19.60%
2014	0.00%	151,392	9.429267	1,427,516	1.51%	-5.71%	4/30/2014
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.00%	215,097	8.167860	1,756,882	3.27%	-6.49%
2014	0.00%	221,480	8.734905	1,934,607	1.90%	-12.65%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.00%	299,800	9.651615	2,893,554	7.76%	-4.30%
2014	0.00%	303,125	10.085726	3,057,236	5.11%	0.86%	4/30/2014
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.00%	93,954	12.958538	1,217,506	2.99%	-6.21%
2014	0.00%	100,743	13.816935	1,391,959	2.78%	2.85%
2013	0.00%	101,247	13.434293	1,360,182	11.29%	23.77%
2012	0.00%	93,519	10.854248	1,015,078	2.73%	15.33%
2011	0.00%	91,464	9.411247	860,790	0.02%	-1.54%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.00%	113,447	12.180552	1,381,847	1.57%	0.18%
2014	0.00%	103,745	12.158206	1,261,353	1.45%	0.61%
2013	0.00%	150,567	12.084498	1,819,527	2.84%	0.62%
2012	0.00%	101,460	12.010417	1,218,577	3.02%	4.61%
2011	0.00%	99,720	11.481642	1,144,949	3.61%	0.29%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.00%	22,699	9.599822	217,906	0.00%	-4.00%	11/4/2015
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.00%	43,391	21.512171	933,435	0.53%	-0.46%
2014	0.00%	51,011	21.612376	1,102,469	0.37%	10.38%
2013	0.00%	52,270	19.579689	1,023,430	0.71%	37.60%
2012	0.00%	57,585	14.229173	819,387	0.22%	10.98%
2011	0.00%	63,306	12.821427	811,673	0.33%	-3.08%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.00%	231,643	15.649831	3,625,174	1.30%	3.94%
2014	0.00%	243,058	15.055995	3,659,480	1.11%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.00%	14,374	9.413427	135,309	0.46%	3.43%
2014	0.00%	2,370	9.101050	21,569	0.01%	-8.99%	5/1/2014
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.00%	209,415	20.828158	4,361,729	0.93%	3.33%
2014	0.00%	215,290	20.157263	4,339,657	0.82%	10.70%
2013	0.00%	222,150	18.208403	4,044,997	1.11%	31.77%
2012	0.00%	233,934	13.818055	3,232,513	0.94%	16.87%
2011	0.00%	250,914	11.823344	2,966,643	0.84%	-0.01%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.00%	106,633	23.431311	2,498,551	0.88%	-5.90%
2014	0.00%	87,944	24.900127	2,189,817	0.85%	11.93%
2013	0.00%	87,394	22.245495	1,944,123	0.92%	41.01%
2012	0.00%	85,770	15.775303	1,353,048	0.57%	17.99%
2011	0.00%	101,968	13.370383	1,363,351	0.64%	-2.21%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.00%	37,480	10.218354	382,984	5.78%	-2.26%
2014	0.00%	35,491	10.454655	371,046	4.02%	2.84%
2013	0.00%	57,082	10.166070	580,300	5.33%	-0.13%
2012	0.00%	41,999	10.179532	427,530	0.00%	1.80%	10/26/2012

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Administrative Class (PMVAAA)
2015	0.00%	36,417	$9.830784	$358,008	3.47%	-8.99%
2014	0.00%	36,285	10.801484	391,932	5.74%	0.47%
2013	0.00%	26,394	10.750545	283,750	4.62%	0.27%
2012	0.00%	31,673	10.721257	339,574	5.66%	7.21%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2015	0.00%	5,371	5.520425	29,650	4.38%	-25.70%
2014	0.00%	3,732	7.430399	27,730	0.29%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2015	0.00%	110,041	11.992486	1,319,665	1.45%	-7.08%
2014	0.00%	63,127	12.906565	814,753	2.17%	0.40%
2013	0.00%	229,016	12.854946	2,943,988	1.87%	-6.47%
2012	0.00%	59,609	13.744711	819,308	5.32%	5.50%
2011	0.00%	60,592	13.028098	789,399	2.00%	8.52%
Low Duration Portfolio - Administrative Class (PMVLDA)
2015	0.00%	212,047	12.575667	2,666,632	3.44%	0.31%
2014	0.00%	222,542	12.536937	2,789,995	1.14%	0.85%
2013	0.00%	214,043	12.431406	2,660,855	1.51%	-0.13%
2012	0.00%	232,635	12.447911	2,895,820	1.92%	5.86%
2011	0.00%	286,325	11.759209	3,366,956	1.65%	1.11%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.00%	109,359	11.375314	1,243,993	5.33%	0.44%
2014	0.00%	98,968	11.325989	1,120,910	2.17%	4.27%
2013	0.00%	113,551	10.862084	1,233,401	2.18%	-1.96%
2012	0.00%	169,537	11.078738	1,878,256	2.55%	9.60%
2011	0.00%	36,664	10.108298	370,611	1.67%	1.08%	4/29/2011
VT Growth & Income Fund: Class IB (PVGIB)
2015	0.00%	842	16.654496	14,023	1.82%	-7.53%
2014	0.00%	851	18.010120	15,327	1.30%	10.73%
2013	0.00%	864	16.264476	14,053	1.62%	35.68%
2012	0.00%	879	11.987698	10,537	1.69%	19.14%
2011	0.00%	898	10.062106	9,036	1.22%	-4.64%
VT Voyager Fund: Class IB (PVTVB)
2015	0.00%	139	20.663803	2,872	1.05%	-6.11%
2014	0.00%	131	22.009046	2,883	0.69%	9.72%
2013	0.00%	129	20.059075	2,588	0.70%	43.72%
2012	0.00%	286	13.956644	3,992	0.31%	14.23%
2011	0.00%	271	12.218235	3,311	0.00%	-17.85%
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.00%	44,187	15.558361	687,477	0.00%	5.01%
2014	0.00%	43,448	14.816518	643,748	0.04%	8.44%
2013	0.00%	37,656	13.663384	514,508	0.43%	40.14%
2012	0.00%	44,194	9.750071	430,895	0.00%	-2.50%	4/27/2012
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2015	0.00%	683	12.988124	8,871	0.37%	-4.03%
2014	0.00%	1,223	13.533238	16,551	0.03%	4.43%
2013	0.00%	2,892	12.958594	37,476	0.43%	28.81%
2012	0.00%	169	10.059945	1,700	0.06%	0.60%	5/1/2012
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.00%	19,902	10.654733	212,050	0.75%	1.85%
2014	0.00%	124,585	10.461335	1,303,325	0.00%	4.66%
2013	0.00%	2,000	9.995608	19,991	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	3	13.304880	40	0.00%	1.36%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	1,062	$10.977649	$11,658	0.65%	9.78%	5/1/2012
T. Rowe Price Health Sciences Portfolio (TRHSP)
2015	0.00%	23,213	24.616412	571,421	0.00%	12.76%
2014	0.00%	20,677	21.830967	451,399	0.00%	31.57%
2013	0.00%	9,812	16.593148	162,812	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2015	0.00%	145,936	34.165533	4,985,981	0.00%	12.47%
2014	0.00%	139,529	30.377400	4,238,528	0.00%	31.22%
2013	0.00%	140,445	23.149472	3,251,228	0.00%	50.51%
2012	0.00%	96,300	15.380592	1,481,151	0.00%	31.00%
2011	0.00%	18,564	11.741045	217,961	0.00%	10.39%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.00%	211,248	5.845163	1,234,779	0.03%	-33.45%
2014	0.00%	147,317	8.782543	1,293,818	0.09%	-19.10%
2013	0.00%	198,708	10.856355	2,157,245	0.49%	10.53%
2012	0.00%	120,524	9.821731	1,183,754	0.71%	-1.78%	4/30/2012
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.00%	416,310	12.449004	5,182,645	0.36%	-8.35%
2014	0.00%	424,855	13.582583	5,770,628	0.50%	-5.26%
2013	0.00%	469,207	14.337359	6,727,189	1.28%	25.13%
2012	0.00%	453,600	11.457862	5,197,286	1.14%	19.18%
2011	0.00%	453,143	9.614262	4,356,636	1.04%	-7.21%
Variable Insurance Portfolios - Balanced (WRBP)
2015	0.00%	305	17.089341	5,212	0.91%	-0.32%
2014	0.00%	318	17.145059	5,452	0.94%	7.57%
2013	0.00%	310	15.937799	4,941	1.47%	23.70%
2012	0.00%	296	12.884509	3,814	0.61%	11.74%
2011	0.00%	21	11.530280	242	0.86%	3.31%
Variable Insurance Portfolios - Bond (WRBDP)
2015	0.00%	191	13.468726	2,573	2.84%	0.20%
2014	0.00%	168	13.441746	2,258	3.74%	4.34%
2013	0.00%	144	12.883039	1,855	3.38%	-2.09%
2012	0.00%	119	13.158067	1,566	3.07%	5.78%
2011	0.00%	95	12.439097	1,182	2.61%	7.31%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.00%	220	19.213894	4,227	0.36%	-0.69%
2014	0.00%	244	19.348082	4,721	0.49%	9.68%
2013	0.00%	252	17.640745	4,445	0.55%	33.51%
2012	0.00%	259	13.213109	3,422	0.00%	18.60%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2015	0.00%	250	4.961909	1,240	0.10%	-22.39%
2014	0.00%	202	6.393729	1,292	0.00%	-13.04%
2013	0.00%	167	7.352106	1,228	0.00%	7.80%
2012	0.00%	135	6.820009	921	0.00%	1.88%
2011	0.00%	101	6.693839	676	0.00%	-21.45%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	239	19.086025	4,562	0.11%	7.17%
2014	0.00%	266	17.809323	4,737	0.41%	11.81%
2013	0.00%	274	15.928039	4,364	0.44%	36.46%
2012	0.00%	282	11.672462	3,292	0.00%	12.74%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.00%	51,791	17.713698	917,410	5.48%	-6.50%
2014	0.00%	55,274	18.946076	1,047,225	4.80%	1.90%
2013	0.00%	59,389	18.591996	1,104,160	4.45%	10.50%
2012	0.00%	28,342	16.825504	476,868	0.13%	18.64%
2011	0.00%	130	14.181907	1,844	6.93%	5.26%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.00%	20,212	$21.046713	$425,396	0.00%	-5.78%
2014	0.00%	17,346	22.337726	387,470	0.00%	7.87%
2013	0.00%	14,745	20.708088	305,341	0.00%	29.94%
2012	0.00%	3,637	15.937035	57,963	0.00%	13.56%
2011	0.00%	57	14.033982	800	0.01%	-0.56%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	0.00%	457	16.069734	7,344	2.69%	0.34%
2014	0.00%	413	16.015399	6,614	0.83%	4.86%
2013	0.00%	363	15.273325	5,544	1.25%	27.13%
2012	0.00%	304	12.014045	3,652	0.91%	12.18%
2011	0.00%	232	10.709183	2,485	1.19%	-4.15%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	0.00%	357	15.667379	5,593	2.24%	0.06%
2014	0.00%	291	15.657977	4,556	0.99%	4.61%
2013	0.00%	199	14.967420	2,979	1.12%	23.81%
2012	0.00%	132	12.088618	1,596	0.64%	10.82%
2011	0.00%	73	10.908819	796	0.88%	-3.02%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	0.00%	168	22.607764	3,798	0.00%	-2.88%
2014	0.00%	152	23.277961	3,538	0.00%	2.91%
2013	0.00%	134	22.619564	3,031	0.00%	56.38%
2012	0.00%	119	14.464041	1,721	0.00%	27.83%
2011	0.00%	87	11.315053	984	0.00%	-5.77%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2015	0.00%	120	17.296389	2,076	0.00%	1.88%
2014	0.00%	109	16.976774	1,850	0.00%	1.59%
2013	0.00%	99	16.710278	1,654	0.00%	43.36%
2012	0.00%	87	11.656224	1,014	0.00%	5.16%
2011	0.00%	67	11.083753	743	0.00%	-10.60%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.00%	13,119	24.657341	323,480	0.00%	-2.88%
2014	0.00%	22,462	25.389071	570,289	0.00%	-1.88%
2013	0.00%	25,795	25.874760	667,439	0.00%	50.23%
2012	0.00%	25,562	17.223573	440,269	0.00%	7.87%
2011	0.00%	26,608	15.966729	424,843	0.00%	-4.60%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	179,967	20.707226	3,726,617	1.34%	27.34%
2012	0.00%	168,441	16.261792	2,739,153	2.07%	21.23%
2011	0.00%	191,868	13.414448	2,573,803	1.23%	-8.27%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	17,173	10.352942	177,791	0.00%	-8.81%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	280,397	10.783470	3,023,653	0.36%	-32.33%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	84,692	19.119582	1,619,276	1.97%	-0.97%
2012	0.00%	79,918	19.307248	1,542,997	1.41%	13.16%
2011	0.00%	96,793	17.062376	1,651,519	0.96%	-15.86%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	123,410	$18.236527	$2,250,570	2.34%	22.98%
2012	0.00%	124,579	14.829007	1,847,383	3.04%	18.30%
2011	0.00%	135,575	12.534749	1,699,399	1.67%	-10.68%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	148,779	20.700503	3,079,800	4.80%	1.64%
2012	0.00%	159,924	20.367363	3,257,230	6.07%	15.06%
2011	0.00%	210,837	17.701343	3,732,098	5.49%	-0.83%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	46,600	21.459751	1,000,024	0.52%	11.45%
2013	0.00%	51,136	19.254671	984,607	0.62%	30.29%
2012	0.00%	54,370	14.778170	803,489	0.45%	16.97%
2011	0.00%	62,519	12.633894	789,858	0.54%	0.58%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	147,951	18.202636	2,693,098	6.02%	6.94%
2012	0.00%	193,522	17.021800	3,294,093	7.09%	14.71%
2011	0.00%	338,304	14.839228	5,020,170	7.38%	3.81%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	146,067	19.481483	2,845,602	1.13%	0.75%
2012	0.00%	159,093	19.336082	3,076,235	0.40%	17.24%
2011	0.00%	204,764	16.493303	3,377,235	0.75%	-22.39%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	36,553	11.232970	410,599	0.55%	17.81%
2012	0.00%	32,228	9.534576	307,280	0.94%	15.58%
2011	0.00%	23,568	8.249535	194,425	1.39%	-9.76%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	128,583	16.555209	2,128,718	1.24%	-8.18%
2013	0.00%	130,842	18.029345	2,358,996	1.31%	30.30%
2012	0.00%	134,487	13.836689	1,860,855	1.72%	20.67%
2011	0.00%	141,771	11.466618	1,625,634	1.30%	-17.30%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	40,459	9.768863	395,238	0.15%	-7.91%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	66,268	11.911516	789,352	0.00%	-7.16%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.00%	105,032	9.962653	1,046,397	0.58%	-16.40%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	55,258	11.841416	654,333	2.88%	21.27%
2012	0.00%	51,348	9.764428	501,384	3.00%	18.29%
2011	0.00%	48,262	8.254444	398,376	2.59%	-12.72%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	202,712	12.166606	2,466,317	1.26%	21.34%
2012	0.00%	210,720	10.026765	2,112,840	0.61%	15.78%
2011	0.00%	222,325	8.660251	1,925,390	1.28%	-9.37%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	111,298	12.775201	1,421,854	2.27%	21.42%
2012	0.00%	117,243	10.521355	1,233,555	0.36%	17.24%
2011	0.00%	151,058	8.974574	1,355,681	1.92%	-16.11%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	146,206	$2.908819	$425,287	8.58%	-1.88%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	8,132	3.367180	27,382	9.33%	-2.34%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	14,088	16.125426	227,175	0.00%	3.47%
2013	0.00%	14,012	15.584477	218,370	0.00%	45.83%
2012	0.00%	17,474	10.686505	186,736	0.00%	8.82%
2011	0.00%	14,866	9.820243	145,988	0.00%	-1.06%

2015	Contract owners equity:				$341,070,770
2014	Contract owners equity:				$354,611,249
2013	Contract owners equity:				$351,781,058
2012	Contract owners equity:				$296,273,260
2011	Contract owners equity:				$271,561,885
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets(excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.